UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1. Reports to Stockholders

Semiannual report

Equity funds	Alternative/specialty funds

Delaware Growth and Income Fund	Delaware Covered Call Strategy Fund

Delaware Opportunity Fund	Delaware Hedged U.S. Equity Opportunities Fund
Delaware Global Equity Fund
Delaware Premium Income Fund

Multi-asset fund

Delaware Total Return Fund
March 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

●  Check your account balance and transactions

●  View statements and tax forms

●  Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Growth and Income Fund, Delaware Opportunity Fund, Delaware Global Equity Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Premium Income Fund and Delaware Total Return Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from October 1, 2022 to March 31, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2022 to March 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Growth and Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/22 to
	10/1/22	3/31/23	Ratio	3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,133.10	1.02%	$5.42
Institutional Class	1,000.00	1,133.40	0.77%	4.10
Class R6	1,000.00	1,134.20	0.74%	3.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.85	1.02%	$5.14
Institutional Class	1,000.00	1,021.09	0.77%	3.88
Class R6	1,000.00	1,021.24	0.74%	3.73

Delaware Opportunity Fund

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/22 to
	10/1/22	3/31/23	Ratio	3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,104.20	1.15%	$6.03
Class C**	1,000.00	946.50	1.89%	1.61
Class R**	1,000.00	947.20	1.39%	1.19
Institutional Class	1,000.00	1,106.20	0.90%	4.73
Class R6	1,000.00	1,106.40	0.78%	4.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class C	1,000.00	1,002.73	1.89%	1.66
Class R	1,000.00	1,003.16	1.39%	1.22
Institutional Class	1,000.00	1,020.44	0.90%	4.53
Class R6	1,000.00	1,021.04	0.78%	3.93

Disclosure of Fund expenses

Delaware Global Equity Fund

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/22 to
	10/1/22	3/31/23	Ratio	3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,282.50	1.22%	$6.94
Institutional Class	1,000.00	1,284.70	0.97%	5.53
Class R6	1,000.00	1,285.50	0.92%	5.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.22%	$6.14
Institutional Class	1,000.00	1,020.09	0.97%	4.89
Class R6	1,000.00	1,020.34	0.92%	4.63

Delaware Covered Call Strategy Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/22 to
	10/1/22	3/31/23	Ratio	3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,120.60	1.31%	$6.93
Institutional Class	1,000.00	1,121.70	1.06%	5.61
Class R6	1,000.00	1,122.70	0.91%	4.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$6.59
Institutional Class	1,000.00	1,019.65	1.06%	5.34
Class R6	1,000.00	1,020.39	0.91%	4.58

Delaware Hedged U.S. Equity Opportunities Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/22 to
	10/1/22	3/31/23	Ratio	3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,099.00	1.55%	$8.11
Institutional Class	1,000.00	1,099.80	1.30%	6.81
Class R6	1,000.00	1,100.90	1.21%	6.34
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Institutional Class	1,000.00	1,018.45	1.30%	6.54
Class R6	1,000.00	1,018.90	1.21%	6.09

Delaware Premium Income Fund

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/22 to
	10/1/22	3/31/23	Ratio	3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,093.40	1.30%	$6.78
Institutional Class	1,000.00	1,095.30	1.05%	5.49
Class R6	1,000.00	1,095.50	0.93%	4.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.30%	$6.54
Institutional Class	1,000.00	1,019.70	1.05%	5.29
Class R6	1,000.00	1,020.29	0.93%	4.68

Delaware Total Return Fund

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/22 to
	10/1/22	3/31/23	Ratio	3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,102.70	1.05%	$5.50
Institutional Class	1,000.00	1,104.20	0.80%	4.20
Class R6	1,000.00	1,105.00	0.77%	4.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.70	1.05%	$5.29
Institutional Class	1,000.00	1,020.94	0.80%	4.03
Class R6	1,000.00	1,021.09	0.77%	3.88
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.
**	The Class C and Class R shares commenced operations on February 28, 2023. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class C and R annualized expense ratio, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the actual days since inception).

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

Security type / sector allocations and top 10 equity holdings

Delaware Growth and Income Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	99.77%
Communication Services	10.09%
Consumer Discretionary	10.18%
Consumer Staples	5.46%
Energy	12.91%
Financials	19.11%
Healthcare	22.19%
Industrials	3.59%
Information Technology	16.24%
Short-Term Investments	0.30%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Exxon Mobil	5.92%
Cisco Systems	4.64%
Merck & Co.	4.16%
Bristol-Myers Squibb	4.11%
Gilead Sciences	3.95%
Philip Morris International	3.48%
TJX	3.47%
Broadcom	3.34%
Johnson & Johnson	3.24%
ConocoPhillips	3.05%

Security type / sector allocations and top 10 equity holdings

Delaware Opportunity Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	98.89%
Basic Industry	8.34%
Consumer Discretionary	11.02%
Consumer Staples	5.44%
Energy	6.71%
Financial Services	15.65%
Healthcare	6.45%
Industrials	15.71%
Real Estate Investment Trusts	7.05%
Technology	12.87%
Transportation	1.68%
Utilities	7.97%
Short-Term Investments	1.02%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
WESCO International	2.18%
Synopsys	2.01%
Quanta Services	1.89%
Hartford Financial Services Group	1.87%
KBR	1.80%
DR Horton	1.65%
Reinsurance Group of America	1.61%
Flex	1.60%
AECOM	1.50%
Marriott International Class A	1.48%

Security type / country and sector allocations

Delaware Global Equity Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	98.27%
Denmark	2.34%
France	14.05%
Germany	10.88%
Japan	4.62%
Netherlands	5.27%
Spain	4.41%
Sweden	8.03%
Switzerland	9.95%
United Kingdom	12.88%
United States	25.84%
Exchange-Traded Fund	1.07%
Short-Term Investments	0.02%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

Percentage
Common stocks by sector	of net assets
Communication Services	2.33%
Consumer Discretionary	16.13%
Consumer Staples*	41.59%
Healthcare	18.96%
Industrials	9.19%
Information Technology	6.15%
Materials	3.92%
Total	98.27%
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Household Products/Wares. As of March 31, 2023, such amounts, as a percentage of total net assets were 4.85%, 8.78%, 20.89%, and 7.07%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Security type / sector allocations and top 10 equity holdings

Delaware Covered Call Strategy Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	101.68%
Communication Services	4.73%
Consumer Discretionary	13.94%
Consumer Staples	5.95%
Energy	8.46%
Financials	12.41%
Healthcare	10.59%
Industrials	12.50%
Information Technology*	29.35%
Utilities	3.75%
Short-Term Investments	1.74%
Total Value of Securities Before Options Written	103.42%
Options Written	(3.10)%
Liabilities Net of Receivables and Other Assets	(0.32)%
Total Net Assets	100.00%
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Semiconductors, and Software. As of March 31, 2023, such amounts, as a percentage of total net assets were 9.68%, 10.83%, and 8.84% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	9.68%
Microsoft	8.84%
Booking Holdings	5.35%
Alphabet Class A	4.73%
Home Depot	4.44%
Broadcom	4.40%
Mastercard Class A	4.33%
Exxon Mobil	4.33%
UnitedHealth Group	4.24%
Chevron	4.13%

Security type / sector allocations and top 10 equity holdings

Delaware Hedged U.S. Equity Opportunities Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	96.79%
Communication Services	5.94%
Consumer Discretionary	10.90%
Consumer Staples	6.42%
Energy	2.97%
Financials	13.07%
Healthcare	13.40%
Industrials	13.05%
Information Technology	21.18%
Materials	4.99%
Real Estate	2.69%
Utilities	2.18%
Exchange-Traded Funds	0.98%
Options Purchased	0.33%
Short-Term Investments	1.62%
Total Value of Securities Before Options Written	99.72%
Options Written	(0.09)%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	3.84%
Apple	2.21%
Alphabet Class A	1.91%
Amazon.com	1.63%
Chubb	1.27%
Meta Platforms Class A	1.23%
NIKE Class B	1.15%
M&T Bank	1.13%
Visa Class A	1.12%
TJX	1.07%

Security type / sector allocations and top 10 equity holdings

Delaware Premium Income Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	121.47%
Communication Services	10.95%
Consumer Discretionary	14.23%
Consumer Staples	5.37%
Energy	8.96%
Financials	19.78%
Healthcare	10.69%
Industrials	15.95%
Information Technology*	32.24%
Utilities	3.30%
Short-Term Investments	2.22%
Total Value of Securities Before Options Written	123.69%
Options Written	(23.49)%
Liabilities Net of Receivables and Other Assets	(0.20)%
Total Net Assets	100.00%
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Semiconductors, Software, and Telecommunications. As of March 31, 2023, such amounts, as a percentage of total net assets were 5.16%, 8.23%, 9.72%, and 9.13%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	6.96%
BlackRock	5.27%
Broadcom	5.21%
Apple	5.16%
Cisco Systems	4.94%
Chevron	4.94%
Boeing	4.81%
Booking Holdings	4.57%
CSX	4.36%
Alphabet Class A	4.32%

Security type / sector allocations and top 10 equity holdings

Delaware Total Return Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Mortgage-Backed Securities	3.92%
Collateralized Debt Obligations	0.34%
Convertible Bonds	7.57%
Corporate Bonds	12.23%
Automotive	0.22%
Banking	1.03%
Basic Industry	0.68%
Brokerage	0.05%
Capital Goods	0.57%
Communications	1.38%
Consumer Cyclical	0.14%
Consumer Goods	0.19%
Consumer Non-Cyclical	0.86%
Electric	0.62%
Energy	1.65%
Finance Companies	0.19%
Financial Services	0.09%
Financials	0.16%
Healthcare	0.31%
Insurance	1.10%
Leisure	0.38%
Media	0.54%
Natural Gas	0.14%
Real Estate	0.09%
Retail	0.34%
Services	0.41%
Technology	0.26%
Technology & Electronics	0.25%
Transportation	0.37%
Utilities	0.21%
Non-Agency Asset-Backed Securities	0.30%
Non-Agency Commercial Mortgage-Backed Securities	1.55%
Sovereign Bonds	1.91%
Supranational Banks	0.12%
US Treasury Obligations	2.88%
Common Stocks	54.31%
Communication Services	2.43%
Consumer Discretionary	6.72%
Consumer Staples	4.98%
Energy	3.54%
Financials	5.73%
Healthcare	7.61%
Industrials	3.55%
Information Technology	13.86%
Insurance	0.40%
Materials	1.05%
REIT Diversified	0.65%
REIT Healthcare	0.23%
REIT Hotel	0.14%
REIT Industrial	0.46%
REIT Mall	0.16%
REIT Manufactured Housing	0.07%
REIT Multifamily	0.80%
REIT Office	0.08%
REIT Self-Storage	0.36%
REIT Shopping Center	0.30%
REIT Single Tenant	0.14%
REIT Specialty	0.20%
Utilities	0.85%
Convertible Preferred Stock	1.47%
Exchange-Traded Funds	9.24%
Limited Liability Corporation	2.65%
Short-Term Investments	1.22%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	2.93%
Microsoft	2.42%
Johnson & Johnson	1.27%
Broadcom	1.22%
Merck & Co.	1.14%
Lowe’s	1.04%
TJX	1.03%
Cisco Systems	1.01%
NVIDIA	0.94%
Exxon Mobil	0.90%

Schedules of investments

Delaware Growth and Income Fund	March 31, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 99.77%
Communication Services — 10.09%
AT&T	1,197,982	$23,061,153
Comcast Class A	833,572	31,600,714
Meta Platforms Class A †	148,406	31,453,168
Verizon Communications	852,158	33,140,425
		119,255,460
Consumer Discretionary — 10.18%
APA	545,006	19,652,916
Chipotle Mexican Grill †	2,748	4,694,381
Ford Motor	1,228,032	15,473,203
H&R Block	9,505	335,051
Lowe’s	69,220	13,841,924
Macy’s	938,781	16,419,280
Tapestry	205,381	8,853,975
TJX	523,025	40,984,239
		120,254,969
Consumer Staples — 5.46%
Altria Group	429,123	19,147,468
Archer-Daniels-Midland	53,958	4,298,294
Philip Morris International	422,274	41,066,147
		64,511,909
Energy — 12.91%
ConocoPhillips	363,472	36,060,057
Exxon Mobil	637,981	69,960,996
Marathon Petroleum	136,250	18,370,588
Ovintiv	390,287	14,081,555
PDC Energy	219,726	14,102,015
		152,575,211
Financials — 19.11%
American Financial Group	84,983	10,325,434
American International Group	411,493	20,722,787
Blackstone	320,001	28,108,888
Discover Financial Services	46,625	4,608,415
Evercore Class A	99,920	11,528,769
F&G Annuities & Life	24,807	449,503
Fidelity National Financial	465,591	16,263,094
First American Financial	31,033	1,727,297
Lincoln National	112,177	2,520,617
MetLife	547,804	31,739,764
Old Republic International	588,565	14,696,468
OneMain Holdings	380,988	14,127,035
PNC Financial Services Group	33,969	4,317,460
Rithm Capital	1,360,045	10,880,360
Synchrony Financial	740,278	21,527,284
Truist Financial	642,869	21,921,833
Unum Group	261,478	10,344,070
		225,809,078
Healthcare — 22.19%
AmerisourceBergen	8,774	1,404,805
Bristol-Myers Squibb	700,049	48,520,396
Cardinal Health	15,617	1,179,084
Cigna	136,031	34,760,001
CVS Health	296,081	22,001,779
Gilead Sciences	563,209	46,729,451
Johnson & Johnson	246,860	38,263,300
McKesson	13,364	4,758,252
Merck & Co.	462,112	49,164,096
Pfizer	102,329	4,175,023
Viatris	1,174,962	11,303,135
		262,259,322
Industrials — 3.59%
Emerson Electric	183,935	16,028,096
Honeywell International	117,878	22,528,844
Raytheon Technologies	39,597	3,877,734
		42,434,674
Information Technology — 16.24%
Affirm Holdings †	397,906	4,484,400
Block †	86,554	5,941,932
Broadcom	61,556	39,490,636
Cisco Systems	1,049,634	54,869,617
Cognizant Technology Solutions Class A	318,881	19,429,419
HP	579,699	17,014,166
KLA	8,363	3,338,259
Mastercard Class A	11,036	4,010,593
Microchip Technology	94,924	7,952,733
Motorola Solutions	123,551	35,351,648
		191,883,403
Total Common Stocks (cost $1,051,494,772)		1,178,984,026

Short-Term Investments — 0.30%
Money Market Mutual Funds — 0.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	890,849	890,849
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	890,849	890,849
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	890,849	890,849

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	890,848	$890,848
Total Short-Term Investments
(cost $3,563,395)		3,563,395
Total Value of Securities—100.07%
(cost $1,055,058,167)		$1,182,547,421
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Opportunity Fund	March 31, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 98.89%
Basic Industry — 8.34%
Alcoa	69,850	$2,972,816
Berry Global Group	99,651	5,869,444
Celanese	52,050	5,667,724
Crown Holdings	61,400	5,078,394
Graphic Packaging Holding	205,250	5,231,822
Huntsman	178,800	4,891,968
Louisiana-Pacific	76,050	4,122,671
Newmont	60,250	2,953,455
Olin	75,800	4,206,900
Reliance Steel & Aluminum	11,050	2,836,977
Vulcan Materials	29,060	4,985,534
		48,817,705
Consumer Discretionary — 11.02%
Aptiv †	48,500	5,441,215
AutoZone †	2,362	5,806,150
Capri Holdings †	82,700	3,886,900
Darden Restaurants	36,840	5,716,094
DR Horton	98,800	9,651,772
Electronic Arts	50,400	6,070,680
Johnson Controls International	86,968	5,237,213
Marriott International Class A	52,220	8,670,609
Nexstar Media Group	24,590	4,245,709
Polaris	34,330	3,797,928
Ross Stores	56,250	5,969,813
		64,494,083
Consumer Staples — 5.44%
Campbell Soup	85,550	4,703,539
Conagra Brands	157,900	5,930,724
Dollar Tree †	45,050	6,466,928
Kellogg	104,350	6,987,276
Tyson Foods Class A	59,000	3,499,880
US Foods Holding †	115,350	4,261,029
		31,849,376
Energy — 6.71%
APA	143,250	5,165,595
Coterra Energy	289,550	7,105,557
Devon Energy	112,150	5,675,911
Hess	39,750	5,260,515
Marathon Oil	333,850	7,999,046
Valero Energy	58,050	8,103,780
		39,310,404
Financial Services — 15.65%
Affiliated Managers Group	39,550	5,632,711
Allstate	64,450	7,141,704
Ally Financial	226,850	5,782,407
Assurant	49,700	5,967,479
East West Bancorp	129,200	7,170,600
Globe Life	58,875	6,477,428
Hancock Whitney	125,465	4,566,926
Hartford Financial Services Group	157,100	10,948,299
KeyCorp	473,750	5,931,350
Raymond James Financial	82,950	7,736,746
Reinsurance Group of America	71,200	9,452,512
State Street	70,700	5,351,283
Synchrony Financial	149,100	4,335,828
Synovus Financial	166,700	5,139,361
		91,634,634
Healthcare — 6.45%
AmerisourceBergen	49,850	7,981,483
Quest Diagnostics	46,550	6,585,894
Service Corp. International	56,450	3,882,631
STERIS	30,400	5,814,912
Teleflex	23,850	6,041,444
Zimmer Biomet Holdings	57,900	7,480,680
		37,787,044
Industrials — 15.71%
AECOM	103,900	8,760,848
AMETEK	43,850	6,372,720
CACI International Class A †	20,825	6,170,031
ITT	84,950	7,331,185
KBR	192,010	10,570,150
ManpowerGroup	38,650	3,189,785
Oshkosh	60,650	5,044,867
Parker-Hannifin	17,450	5,865,120
Quanta Services	66,260	11,041,566
Regal Rexnord	58,000	8,162,340
United Rentals	17,025	6,737,814
WESCO International	82,500	12,749,550
		91,995,976
Real Estate Investment Trusts — 7.05%
American Homes 4 Rent Class A	198,770	6,251,317
Apartment Income REIT	168,756	6,043,152
Host Hotels & Resorts	403,600	6,655,364
Kimco Realty	185,400	3,620,862
Life Storage	34,075	4,466,892
Outfront Media	258,200	4,190,586
Spirit Realty Capital	132,300	5,270,832
VICI Properties	146,887	4,791,454
		41,290,459
Technology — 12.87%
Agilent Technologies	52,300	7,235,182
Akamai Technologies †	55,250	4,326,075
Ciena †	149,450	7,849,114
Concentrix	37,850	4,600,668
Fiserv †	26,900	3,040,507
Flex †	408,600	9,401,886

	Number of
	shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Keysight Technologies †	38,825	$6,269,461
ON Semiconductor †	104,700	8,618,904
Qorvo †	37,650	3,824,111
Synopsys †	30,450	11,761,312
Teradyne	78,550	8,444,910
		75,372,130
Transportation — 1.68%
JB Hunt Transport Services	27,300	4,790,058
Southwest Airlines	155,200	5,050,208
		9,840,266
Utilities — 7.97%
CMS Energy	109,950	6,748,731
Edison International	98,200	6,931,938
MDU Resources Group	176,300	5,373,624
NRG Energy	208,750	7,158,037
Public Service Enterprise Group	130,500	8,149,725
WEC Energy Group	59,350	5,625,787
Xcel Energy	98,750	6,659,700
		46,647,542
Total Common Stocks
(cost $451,020,153)		579,039,619

Short-Term Investments — 1.02%
Money Market Mutual Funds — 1.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	1,502,086	1,502,086
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	1,502,091	1,502,091
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	1,502,091	1,502,091
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	1,502,091	1,502,091
Total Short-Term Investments
(cost $6,008,359)		6,008,359
Total Value of Securities—99.91%
(cost $457,028,512)		$585,047,978
†	Non-income producing security.

Summary of abbreviations:

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Global Equity Fund	March 31, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks – 98.27%Δ
Denmark – 2.34%
Novo Nordisk Class B	28,600	$4,542,292
		4,542,292
France – 14.05%
Air Liquide	45,390	7,597,775
Danone	127,860	7,955,912
Kering	3,040	1,983,382
Orange	379,630	4,510,071
Sodexo	52,940	5,170,683
		27,217,823
Germany – 10.89%
adidas AG	35,080	6,218,720
Fresenius Medical Care AG & Co.	83,190	3,530,936
Knorr-Bremse	54,790	3,649,614
SAP	60,970	7,698,715
		21,097,985
Japan – 4.61%
Asahi Group Holdings	57,400	2,136,316
Kao	101,300	3,943,131
Makita	114,700	2,856,589
		8,936,036
Netherlands – 5.27%
Koninklijke Ahold Delhaize	299,060	10,217,424
		10,217,424
Spain – 4.41%
Amadeus IT Group †	127,220	8,534,370
		8,534,370
Sweden – 8.03%
Essity Class B	195,220	5,576,245
H & M Hennes & Mauritz Class B	305,310	4,365,182
Securitas Class B	631,500	5,617,598
		15,559,025
Switzerland – 9.95%
Nestle	86,800	10,583,573
Roche Holding	12,990	3,711,796
Swatch Group	14,460	4,979,891
		19,275,260
United Kingdom – 12.89%
Diageo	163,020	7,275,530
Intertek Group	72,020	3,607,102
Smith & Nephew	475,390	6,608,179
Unilever	144,370	7,481,114
		24,971,925
United States – 25.83%
Clorox	46,990	7,435,698
Conagra Brands	60,120	2,258,107
Henry Schein †	90,050	7,342,677
Ingredion	55,600	5,656,188
Kimberly-Clark	46,700	6,268,074
Lamb Weston Holdings	36,320	3,796,166
Merck & Co.	63,000	6,702,570
Otis Worldwide	24,550	2,072,020
Pfizer	105,650	4,310,520
Visa Class A	18,690	4,213,848
		50,055,868
Total Common Stocks
(cost $187,245,349)		190,408,008

Exchange-Traded Fund – 1.07%
Vanguard S&P 500 ETF	5,500	2,068,385
Total Exchange-Traded Fund
(cost $1,938,277)		2,068,385

Short-Term Investments – 0.02%
Money Market Mutual Funds – 0.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	8,333	8,333
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	8,332	8,332
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	8,332	8,332
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	8,332	8,332
Total Short-Term Investments
(cost $33,329)		33,329
Total Value of Securities–99.36%
(cost $189,216,955)		$192,509,722
∆	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 6 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:

AG – Aktiengesellschaft

ETF – Exchange-Traded Fund

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Covered Call Strategy Fund	March 31, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 101.68%t
Communication Services — 4.73%
Alphabet Class A ~, †	45,200	$4,688,596
		4,688,596
Consumer Discretionary — 13.94%
Amazon.com ~, †	20,000	2,065,800
Booking Holdings ~, †	2,000	5,304,820
Home Depot ~	14,900	4,397,288
Tesla ~, †	9,900	2,053,854
		13,821,762
Consumer Staples — 5.95%
Costco Wholesale ~	7,000	3,478,090
Philip Morris International ~	24,900	2,421,525
		5,899,615
Energy — 8.46%
Chevron ~	25,100	4,095,316
Exxon Mobil ~	39,100	4,287,706
		8,383,022
Financials — 12.41%
Bank of America ~	95,200	2,722,720
BlackRock ~	3,300	2,208,096
JPMorgan Chase & Co. ~	23,700	3,088,347
Mastercard Class A ~	11,800	4,288,238
		12,307,401
Healthcare — 10.59%
Bristol-Myers Squibb ~	26,300	1,822,853
Medtronic ~	39,400	3,176,428
Pfizer ~	31,600	1,289,280
UnitedHealth Group ~	8,900	4,206,051
		10,494,612
Industrials — 12.50%
Honeywell International ~	11,900	2,274,328
Lockheed Martin ~	6,300	2,978,199
Raytheon Technologies ~	24,900	2,438,457
Southwest Airlines ~	62,100	2,020,734
Union Pacific ~	13,300	2,676,758
		12,388,476
Information Technology — 29.35%
Apple ~	58,200	9,597,180
Broadcom ~	6,800	4,362,472
Microsoft ~	30,400	8,764,320
NVIDIA ~	10,400	2,888,808
Texas Instruments ~	18,700	3,478,387
		29,091,167
Utilities — 3.75%
NextEra Energy ~	48,300	3,722,964
		3,722,964
Total Common Stocks (cost $70,366,758)		100,797,615

Short-Term Investments — 1.74%
Money Market Mutual Funds — 1.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	431,673	431,673
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	431,675	431,675
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	431,675	431,675
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	431,676	431,676
Total Short-Term Investments (cost $1,726,699)		1,726,699
Total Value of Securities Before Options Written—103.42% (cost $72,093,457)		102,524,314
	Number of
	contracts
Options Written — (3.10%)
Equity Call Options — (3.10%)
Alphabet, strike price $120, expiration date 4/21/23, notional amount $(5,424,000)	(452)	(2,712)
Amazon.com, strike price $110, expiration date 4/21/23, notional amount $(2,200,000)	(200)	(16,400)
Apple, strike price $160, expiration date 4/21/23, notional amount $(9,312,000)	(582)	(389,940)

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Bank of America, strike price $37, expiration date 4/21/23, notional amount $(3,522,400)	(952)	$(1,428)
BlackRock, strike price $780, expiration date 4/21/23, notional amount $(2,574,000)	(33)	(3,795)
Booking Holdings, strike price $2,450, expiration date 6/16/23, notional amount $(4,900,000)	(20)	(611,000)
Bristol-Myers Squibb, strike price $70, expiration date 4/21/23, notional amount $(1,841,000)	(263)	(16,569)
Broadcom, strike price $610, expiration date 4/21/23, notional amount $(4,148,000)	(68)	(257,380)
Chevron, strike price $185, expiration date 4/21/23, notional amount $(4,643,500)	(251)	(879)
Costco Wholesale, strike price $525, expiration date 4/21/23, notional amount $(3,675,000)	(70)	(8,190)
Exxon Mobil, strike price $110, expiration date 5/19/23, notional amount $(4,301,000)	(391)	(169,107)
Home Depot, strike price $330, expiration date 4/21/23, notional amount $(4,917,000)	(149)	(1,565)
Honeywell International, strike price $200, expiration date 4/21/23, notional amount $(2,380,000)	(119)	(7,438)
JPMorgan Chase & Co., strike price $145, expiration date 4/21/23, notional amount $(3,436,500)	(237)	(3,792)
Lockheed Martin, strike price $475, expiration date 6/16/23, notional amount $(2,992,500)	(63)	(109,935)
Mastercard, strike price $390, expiration date 4/21/23, notional amount $(4,602,000)	(118)	(3,835)
Medtronic, strike price $82.5, expiration date 5/19/23, notional amount $(3,250,500)	(394)	(73,481)
Microsoft, strike price $280, expiration date 5/19/23, notional amount $(8,512,000)	(304)	(529,720)
NextEra Energy, strike price $80, expiration date 4/21/23, notional amount $(3,864,000)	(483)	(36,225)
NVIDIA, strike price $235, expiration date 4/21/23, notional amount $(2,444,000)	(104)	(458,380)
Pfizer, strike price $42.5, expiration date 4/21/23, notional amount $(1,343,000)	(316)	(6,478)
Philip Morris International, strike price $97.5, expiration date 4/21/23, notional amount $(2,427,750)	(249)	(49,177)
Raytheon Technologies, strike price $100, expiration date 5/19/23, notional amount $(2,490,000)	(249)	(54,531)
Southwest Airlines, strike price $37.5, expiration date 4/21/23, notional amount $(2,328,750)	(621)	(2,174)
Tesla, strike price $230, expiration date 4/21/23, notional amount $(2,277,000)	(99)	(46,777)

Schedules of investments

Delaware Covered Call Strategy Fund

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Texas Instruments, strike price $180, expiration date 4/21/23, notional amount $(3,366,000)	(187)	$(148,197)
Union Pacific, strike price $205, expiration date 4/21/23, notional amount $(2,726,500)	(133)	(45,885)
UnitedHealth Group, strike price $500, expiration date 4/21/23, notional amount $(4,450,000)	(89)	(21,760)
Total Options Written
(premium received $3,065,562)		(3,076,750)
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund	March 31, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 96.79%
Communication Services — 5.94%
Alphabet Class A †	10,740	$1,114,060
Alphabet Class C †	2,448	254,592
AT&T	2,791	53,727
Cable One	318	223,236
Cargurus †	3,140	58,655
Charter Communications Class A †	298	106,568
Electronic Arts	1,041	125,388
Match Group †	2,721	104,459
Meta Platforms Class A †	3,403	721,232
Netflix †	330	114,008
Omnicom Group	249	23,491
Roku †	1,624	106,892
T-Mobile US †	1,174	170,042
Verizon Communications	2,803	109,009
Walt Disney †	1,300	130,169
ZoomInfo Technologies †	2,306	56,981
		3,472,509
Consumer Discretionary — 10.90%
Airbnb Class A †	2,082	259,001
Amazon.com †	9,234	953,780
Aramark	2,432	87,066
Booking Holdings †	47	124,663
CarMax †	3,340	214,695
Chewy Class A †	3,274	122,382
Choice Hotels International	1,657	194,184
Compass Group	5,792	145,562
Deckers Outdoor †	209	93,956
Denny’s †	11,080	123,653
DraftKings Class A †	4,509	87,294
Etsy †	1,676	186,589
Garmin	189	19,074
Genuine Parts	172	28,777
Hasbro	160	8,590
Las Vegas Sands †	4,315	247,897
Lennar Class A	1,333	140,112
Lululemon Athletica †	110	40,061
McDonald’s	2,024	565,931
Monro	1,963	97,031
NIKE Class B	5,493	673,661
NVR †	101	562,791
Ross Stores	1,843	195,598
Steven Madden	7,779	280,044
Tesla †	502	104,145
TJX	7,985	625,705
Ulta Beauty †	174	94,946
Visteon †	576	90,334
		6,367,522
Consumer Staples — 6.42%
Campbell Soup	259	14,240
Church & Dwight	192	16,975
Clorox	86	13,609
Coca-Cola	3,532	219,090
Colgate-Palmolive	6,238	468,786
Conagra Brands	567	21,297
Costco Wholesale	77	38,259
Dollar General	262	55,141
Dollar Tree †	1,416	203,267
General Mills	731	62,471
Hershey	181	46,048
Hormel Foods	368	14,676
J M Smucker	130	20,458
Kellogg	315	21,092
Keurig Dr Pepper	5,410	190,865
Lamb Weston Holdings	660	68,983
McCormick & Co.	304	25,296
Monster Beverage †	1,722	93,005
PepsiCo	2,870	523,201
Philip Morris International	2,210	214,922
Procter & Gamble	3,764	559,669
Sysco	2,357	182,031
Tyson Foods Class A	3,019	179,087
Unilever	4,514	233,911
US Foods Holding †	5,069	187,249
Walmart	545	80,360
		3,753,988
Energy — 2.97%
Canadian Natural Resources	4,545	251,566
Cenovus Energy	6,161	107,571
Cheniere Energy	396	62,410
Chevron	381	62,164
ConocoPhillips	1,106	109,726
Diamondback Energy	2,423	327,517
EOG Resources	590	67,632
Exxon Mobil	964	105,712
Halliburton	6,741	213,285
Marathon Oil	5,551	133,002
Schlumberger	6,046	296,858
		1,737,443
Financials — 13.07%
Aegon	43,229	185,885
Allstate	2,332	258,409
American Express	2,603	429,365
American International Group	3,143	158,281
Apollo Global Management	1,620	102,319
Arthur J Gallagher & Co.	259	49,549
Berkshire Hathaway Class B †	1,749	540,039
Bread Financial Holdings	3,011	91,293

Schedules of investments

Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Brown & Brown	294	$16,881
Cadence Bank	3,213	66,702
Cboe Global Markets	85	11,410
Charles Schwab	7,720	404,374
Chubb	3,810	739,826
CME Group	414	79,289
Credit Acceptance †	569	248,107
Equitable Holdings	5,214	132,383
First Citizens BancShares Class A	146	142,073
Globe Life	1,532	168,551
Intercontinental Exchange	687	71,647
Kemper	4,256	232,633
M&T Bank	5,528	660,983
Markel †	254	324,462
MarketAxess Holdings	44	17,217
Marsh & McLennan	3,570	594,583
MetLife	3,660	212,060
Moody’s	273	83,543
Progressive	1,896	271,242
Raymond James Financial	2,139	199,505
S&P Global	738	254,440
SEI Investments	140	8,057
SouthState	1,688	120,287
Tradeweb Markets Class A	2,884	227,894
Travelers	226	38,739
US Bancorp	1,738	62,655
Voya Financial	5,624	401,891
Willis Towers Watson	133	30,907
		7,637,481
Healthcare — 13.40%
Abbott Laboratories	441	44,656
Agilent Technologies	1,425	197,135
Alnylam Pharmaceuticals †	429	85,937
Apellis Pharmaceuticals †	1,122	74,007
AstraZeneca ADR	3,387	235,092
Avantor †	6,304	133,267
Becton Dickinson and Co.	73	18,070
Bristol-Myers Squibb	1,280	88,717
Centene †	3,291	208,024
Danaher	2,179	549,195
DENTSPLY SIRONA	3,975	156,138
Dexcom †	1,128	131,051
Eli Lilly & Co.	934	320,754
Encompass Health	3,934	212,829
Exact Sciences †	3,374	228,791
Hologic †	973	78,521
Humana	482	233,992
Insulet †	1,036	330,443
Integra LifeSciences Holdings †	2,545	146,108
Intuitive Surgical †	552	141,019
Jazz Pharmaceuticals †	841	123,064
Johnson & Johnson	2,969	460,195
Medtronic	3,583	288,862
Merck & Co.	1,000	106,390
Molina Healthcare †	737	197,140
Novartis	1,701	156,183
Pfizer	11,965	488,172
PTC Therapeutics †	2,246	108,796
Quest Diagnostics	1,360	192,413
Seagen †	819	165,823
Stryker	1,923	548,959
Syneos Health †	4,770	169,907
Teleflex	518	131,215
Thermo Fisher Scientific	132	76,081
United Therapeutics †	741	165,954
UnitedHealth Group	1,078	509,452
Veeva Systems Class A †	1,348	247,749
Vertex Pharmaceuticals †	262	82,548
		7,832,649
Industrials — 13.05%
3M	682	71,685
AerCap Holdings †	5,754	323,547
Airbus	1,896	253,244
Automatic Data Processing	397	88,384
Axon Enterprise †	550	123,668
Builders FirstSource †	2,269	201,442
Canadian National Railway	1,841	217,228
Cintas	537	248,459
Clean Harbors †	771	109,914
Copart †	4,919	369,958
CoStar Group †	1,048	72,155
Esab	1,337	78,977
Expeditors International of Washington	2,667	293,690
Fastenal	2,690	145,099
Ferguson	1,325	177,219
Fortive	1,831	124,819
Fortune Brands Innovations	3,063	179,890
General Dynamics	216	49,293
Graco	1,465	106,960
Honeywell International	2,920	558,070
IDEX	1,136	262,450
JB Hunt Transport Services	751	131,770
John Bean Technologies	1,495	163,389
Johnson Controls International	2,039	122,789

	Number of
	shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Knight-Swift Transportation Holdings	3,985	$225,471
Leidos Holdings	4,055	373,303
Lennox International	754	189,465
Lockheed Martin	259	122,437
Lumine Group †	732	7,967
Middleby †	1,133	166,109
Nordson	318	70,679
Northrop Grumman	821	379,072
PACCAR	4,302	314,906
Paychex	400	45,836
Rollins	274	10,283
Spirit AeroSystems Holdings Class A	2,820	97,375
Techtronic Industries	15,200	164,694
Uber Technologies †	2,921	92,596
U-Haul Holding	2,799	145,128
Union Pacific	1,053	211,927
United Parcel Service Class B	383	74,298
Vicor †	753	35,346
Waste Connections	317	44,085
Westinghouse Air Brake Technologies	3,711	375,034
WW Grainger	14	9,643
		7,629,753
Information Technology — 21.18%
Accenture Class A	1,912	546,469
Amphenol Class A	733	59,901
ANSYS †	108	35,942
Apple	7,819	1,289,353
Arista Networks †	1,641	275,458
Black Knight †	2,232	128,474
Block †	3,155	216,591
Cadence Design Systems †	96	20,169
CDW	666	129,797
Cisco Systems	2,207	115,371
Cognizant Technology Solutions Class A	631	38,447
Coherent †	2,224	84,690
Constellation Software	244	458,736
Datadog Class A †	1,371	99,617
DocuSign †	2,202	128,377
Dynatrace †	3,212	135,868
EPAM Systems †	36	10,764
F5 †	2,336	340,332
First Solar †	1,020	221,850
FleetCor Technologies †	759	160,035
Flex †	15,596	358,864
Genpact	5,572	257,538
GoDaddy Class A †	2,003	155,673
IBM	337	44,177
Intel	2,796	91,345
Intuit	36	16,050
Jack Henry & Associates	89	13,414
Lumentum Holdings †	4,028	217,552
Mastercard Class A	466	169,349
Micron Technology	3,348	202,018
Microsoft	7,788	2,245,280
MKS Instruments	1,775	157,301
MongoDB †	490	114,229
NVIDIA	1,443	400,822
NXP Semiconductors	1,213	226,194
Okta †	1,054	90,897
Paycom Software †	465	141,365
QUALCOMM	2,055	262,177
Roper Technologies	131	57,730
Salesforce †	2,239	447,307
Samsung Electronics GDR	72	75,121
Seagate Technology Holdings	2,416	159,746
Shopify Class A †	2,411	115,583
SolarEdge Technologies †	315	95,744
Synaptics †	2,133	237,083
Synopsys †	191	73,774
Texas Instruments	1,317	244,975
Topicus.com †	386	27,584
Tyler Technologies †	51	18,087
Visa Class A	2,916	657,441
WEX †	783	143,986
Workday Class A †	1,381	285,232
Zebra Technologies Class A †	249	79,182
		12,379,061
Materials — 4.99%
Albemarle	597	131,961
Ball	2,319	127,800
Celanese	1,332	145,041
CRH	4,178	211,049
Ecolab	2,902	480,368
Element Solutions	7,256	140,113
FMC	2,184	266,732
Linde	1,522	540,980
PPG Industries	1,277	170,582
Reliance Steel & Aluminum	633	162,516
Rio Tinto ADR	2,711	185,975
Sherwin-Williams	747	167,903
Valvoline	5,257	183,680
		2,914,700
Real Estate — 2.69%
American Tower	2,979	608,729

Schedules of investments

Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
Americold Realty Trust	4,073	$115,877
Equinix	231	166,560
Extra Space Storage	769	125,293
Gaming and Leisure Properties	2,643	137,595
Innovative Industrial Properties	632	48,026
Public Storage	531	160,436
Ryman Hospitality Properties	1,281	114,944
Welltower	1,319	94,559
		1,572,019
Utilities — 2.18%
AES	6,725	161,938
American Electric Power	63	5,732
Avangrid	1,178	46,979
Consolidated Edison	88	8,419
Dominion Energy	371	20,743
Duke Energy	2,256	217,636
Edison International	2,705	190,946
Exelon	7,214	302,194
Iberdrola	16,586	206,625
UGI	2,125	73,865
WEC Energy Group	392	37,158
		1,272,235
Total Common Stocks
(cost $53,740,375)		56,569,360

Exchange-Traded Funds — 0.98%
iShares Russell 1000 Growth ETF	1,517	370,648
Vanguard Mega Cap Growth ETF	1,000	204,510
Total Exchange-Traded Funds
(cost $551,279)		575,158
	Number of
	contracts
Options Purchased — 0.33%
Options on Indices — 0.33%
S&P 500 Index, strike price $3,700, expiration date 5/19/23, notional amount $5,550,000	15	26,250
S&P 500 Index, strike price $3,725, expiration date 7/21/23, notional amount $5,215,000	14	76,860
S&P 500 Index, strike price $3,750, expiration date 4/21/23, notional amount $4,125,000	11	5,335
S&P 500 Index, strike price $3,825, expiration date 4/21/23, notional amount $3,060,000	8	6,120
S&P 500 Index, strike price $3,825, expiration date 6/16/23, notional amount $5,737,500	15	75,600
Total Options Purchased (cost $455,520)		190,165
	Number of
	shares
Short-Term Investments — 1.62%
Money Market Mutual Funds — 1.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	236,854	236,854
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	236,856	236,856
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	236,856	236,856
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	236,856	236,856
Total Short-Term Investments
(cost $947,422)		947,422
Total Value of Securities Before Options Written—99.72%
(cost $55,694,596)		58,282,105

	Number of
	contracts	Value (US $)
Options Written — (0.09%)
Options on Indices — (0.09%)
S&P 500 Index, strike price $3,350, expiration date 7/21/23, notional amount $(4,690,000)	(14)	$(30,030)
S&P 500 Index, strike price $3,425, expiration date 6/16/23, notional amount $(5,137,500)	(15)	(21,900)
Total Options Written (premium received $81,141)		(51,930)
†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2023:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
GS	GBP	(459,000)	USD	544,069	6/21/23	$(23,077)
TD	CAD	(1,295,000)	USD	938,008	6/21/23	(21,498)
Total Foreign Currency Exchange Contracts						$(44,575)

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
(14)	E-Mini S&P 500 Index	$(2,896,426)	$(2,768,631)	6/16/23	$(127,795)	$(40,425)
	E-Mini S&P MidCap
(17)	400 Index	(4,300,490)	(4,219,017)	6/16/23	(81,473)	(57,850)
(13)	EURO STOXX 50 Index	(600,737)	(567,227)	6/16/23	(33,510)	(3,919)
(9)	FTSE 100 Index	(848,112)	(837,883)	6/16/23	(10,229)	(1,628)
(2)	MSCI EAFE Index	(209,650)	(200,651)	6/16/23	(8,999)	(880)
(5)	S&P/TSX 60 Index	(894,710)	(880,895)	6/15/23	(13,815)	(6,664)
Total Futures Contracts			$(9,474,304)		$(275,821)	$(111,366)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

EAFE – Europe, Australasia, and Far East

Schedules of investments

Delaware Hedged U.S. Equity Opportunities Fund

Summary of abbreviations: (continued)

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

GS – Goldman Sachs

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s Financial Services LLC

TD – TD Bank

Summary of currencies:

CAD – Canadian Dollar

GBP – British Pound Sterling

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund	March 31, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 121.47%t
Communication Services — 10.95%
Alphabet Class A ~, †	16,900	$1,753,037
Comcast Class A ~	27,600	1,046,316
Meta Platforms Class A ~, †	5,900	1,250,446
Verizon Communications ~	10,200	396,678
		4,446,477
Consumer Discretionary — 14.23%
Booking Holdings ~, †	700	1,856,687
Darden Restaurants ~	6,400	993,024
Home Depot ~	5,900	1,741,208
Whirlpool ~	9,000	1,188,180
		5,779,099
Consumer Staples — 5.37%
Constellation Brands Class A ~	6,400	1,445,696
Costco Wholesale ~	1,000	496,870
Sysco ~	3,100	239,413
		2,181,979
Energy — 8.96%
Chevron ~	12,300	2,006,868
Exxon Mobil ~	14,900	1,633,934
		3,640,802
Financials — 19.78%
American Express ~	9,300	1,534,035
Bank of America ~	44,200	1,264,120
BlackRock ~	3,200	2,141,185
JPMorgan Chase & Co. ~	12,500	1,628,875
Visa Class A ~	6,500	1,465,490
		8,033,705
Healthcare — 10.69%
Bristol-Myers Squibb ~	17,700	1,226,787
Medtronic ~	12,000	967,440
Pfizer ~	41,000	1,672,800
UnitedHealth Group ~	1,000	472,590
		4,339,617
Industrials — 15.95%
Boeing ~, †	9,200	1,954,356
CSX ~	59,200	1,772,448
Lockheed Martin ~	2,800	1,323,644
Raytheon Technologies ~	14,600	1,429,778
		6,480,226
Information Technology — 32.24%
Apple ~	12,700	2,094,230
Broadcom ~	3,300	2,117,082
Cisco Systems ~	38,400	2,007,360
Corning ~	48,200	1,700,496
Microsoft ~	9,800	2,825,341
Oracle ~	12,100	1,124,332
Texas Instruments ~	6,600	1,227,666
		13,096,507
Utilities — 3.30%
NextEra Energy ~	17,400	1,341,192
		1,341,192
Total Common Stocks
(cost $41,535,476)		49,339,604

Short-Term Investments — 2.22%
Money Market Mutual Funds — 2.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	225,953	225,953
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	225,953	225,953
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	225,953	225,953
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	225,953	225,953
Total Short-Term Investments
(cost $903,812)		903,812
Total Value of Securities Before Options Written—123.69%
(cost $42,439,288)		50,243,416
	Number of
	contracts
Options Written — (23.49%)
Equity Call Options — (23.49%)
Alphabet, strike price $79, expiration date 9/15/23, notional amount $(632,000)	(80)	(227,400)
Alphabet, strike price $82, expiration date 1/19/24, notional amount $(401,800)	(49)	(138,058)
Alphabet, strike price $86, expiration date 1/19/24, notional amount $(344,000)	(40)	(101,700)
American Express, strike price $135, expiration date 6/16/23, notional amount $(1,255,500)	(93)	(303,645)

Schedules of investments

Delaware Premium Income Fund

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Apple, strike price $115, expiration date 6/16/23, notional amount $(690,000)	(60)	$(306,900)
Apple, strike price $130, expiration date 10/20/23, notional amount $(871,000)	(67)	(273,360)
Bank of America, strike price $28, expiration date 1/19/24, notional amount $(1,237,600)	(442)	(172,380)
BlackRock, strike price $540, expiration date 1/19/24, notional amount $(432,000)	(8)	(128,040)
BlackRock, strike price $610, expiration date 6/16/23, notional amount $(1,464,000)	(24)	(183,240)
Boeing, strike price $150, expiration date 9/15/23, notional amount $(555,000)	(37)	(254,190)
Boeing, strike price $175, expiration date 9/15/23, notional amount $(962,500)	(55)	(262,625)
Booking Holdings, strike price $1,870, expiration date 7/21/23, notional amount $(1,309,000)	(7)	(579,600)
Bristol-Myers Squibb, strike price $57.5, expiration date 1/19/24, notional amount $(1,017,750)	(177)	(243,375)
Broadcom, strike price $520, expiration date 1/19/24, notional amount $(1,716,000)	(33)	(499,290)
Chevron, strike price $150, expiration date 6/16/23, notional amount $(1,845,000)	(123)	(207,562)
Cisco Systems, strike price $42.5, expiration date 1/19/24, notional amount $(1,632,000)	(384)	(441,600)
Comcast, strike price $32.5, expiration date 1/19/24, notional amount $(897,000)	(276)	(201,480)
Constellation Brands, strike price $205, expiration date 6/16/23, notional amount $(1,312,000)	(64)	(161,280)
Corning, strike price $30, expiration date 1/19/24, notional amount $(1,446,000)	(482)	(339,810)
Costco Wholesale, strike price $420, expiration date 1/19/24, notional amount $(420,000)	(10)	(103,575)
CSX, strike price $27.5, expiration date 1/19/24, notional amount $(1,628,000)	(592)	(281,200)
Darden Restaurants, strike price $125, expiration date 4/21/23, notional amount $(800,000)	(64)	(192,640)
Exxon Mobil, strike price $100, expiration date 7/21/23, notional amount $(1,490,000)	(149)	(197,425)
Home Depot, strike price $290, expiration date 1/19/24, notional amount $(1,711,000)	(59)	(187,620)
JPMorgan Chase & Co., strike price $110, expiration date 6/16/23, notional amount $(935,000)	(85)	(185,087)
JPMorgan Chase & Co., strike price $120, expiration date 9/15/23, notional amount $(480,000)	(40)	(66,100)
Lockheed Martin, strike price $400, expiration date 1/19/24, notional amount $(1,120,000)	(28)	(254,800)
Medtronic, strike price $70, expiration date 1/19/24, notional amount $(189,000)	(27)	(40,028)
Medtronic, strike price $77.5, expiration date 6/16/23, notional amount $(720,750)	(93)	(56,265)

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Meta Platforms, strike price $120, expiration date 6/16/23, notional amount $(708,000)	(59)	$(552,240)
Microsoft, strike price $225, expiration date 6/16/23, notional amount $(810,000)	(36)	(238,860)
Microsoft, strike price $230, expiration date 1/19/24, notional amount $(828,000)	(36)	(262,350)
Microsoft, strike price $235, expiration date 6/16/23, notional amount $(611,000)	(26)	(147,030)
NextEra Energy, strike price $62.5, expiration date 9/15/23, notional amount $(337,500)	(54)	(89,370)
NextEra Energy, strike price $72.5, expiration date 6/16/23, notional amount $(870,000)	(120)	(82,200)
Oracle, strike price $70, expiration date 6/16/23, notional amount $(847,000)	(121)	(285,862)
Pfizer, strike price $35, expiration date 1/19/24, notional amount $(717,500)	(205)	(149,650)
Pfizer, strike price $45, expiration date 6/16/23, notional amount $(922,500)	(205)	(6,868)
Raytheon Technologies, strike price $85, expiration date 6/16/23, notional amount $(408,000)	(48)	(67,560)
Raytheon Technologies, strike price $85, expiration date 1/19/24, notional amount $(408,000)	(48)	(85,080)
Raytheon Technologies, strike price $90, expiration date 1/19/24, notional amount $(450,000)	(50)	(69,500)
Sysco, strike price $70, expiration date 1/19/24, notional amount $(217,000)	(31)	(35,495)
Texas Instruments, strike price $145, expiration date 6/16/23, notional amount $(580,000)	(40)	(168,800)
Texas Instruments, strike price $150, expiration date 1/19/24, notional amount $(390,000)	(26)	(113,035)
UnitedHealth Group, strike price $440, expiration date 6/16/23, notional amount $(440,000)	(10)	(46,675)
Verizon Communications, strike price $32, expiration date 7/21/23, notional amount $(70,400)	(22)	(15,400)
Verizon Communications, strike price $35, expiration date 1/19/24, notional amount $(280,000)	(80)	(39,200)
Visa, strike price $185, expiration date 6/16/23, notional amount $(351,500)	(19)	(81,653)
Visa, strike price $200, expiration date 1/19/24, notional amount $(920,000)	(46)	(183,770)
Whirlpool, strike price $115, expiration date 1/19/24, notional amount $(1,035,000)	(90)	(231,300)
Total Options Written (premium received $10,130,810)		(9,542,173)
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Total Return Fund	March 31, 2023 (Unaudited)
	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities — 3.92%
Fannie Mae
4.50% 2/1/44	54,439	$54,411
Fannie Mae S.F. 15 yr
2.00% 2/1/36	140,766	127,046
2.50% 7/1/36	279,750	259,945
Fannie Mae S.F. 20 yr
2.00% 3/1/41	60,863	52,614
2.50% 1/1/41	48,414	43,190
4.00% 8/1/42	272,512	263,171
4.00% 9/1/42	245,373	236,961
Fannie Mae S.F. 30 yr
2.00% 12/1/50	60,383	50,096
2.00% 4/1/51	221,056	183,257
2.00% 6/1/51	735,669	616,709
2.50% 10/1/50	158,560	138,858
2.50% 5/1/51	17,889	15,440
2.50% 8/1/51	312,725	271,855
2.50% 11/1/51	107,814	93,009
2.50% 2/1/52	402,146	348,291
2.50% 4/1/52	409,856	354,409
3.00% 3/1/50	106,618	96,500
3.00% 5/1/51	11,545	10,489
3.00% 2/1/52	619,595	558,290
3.50% 1/1/50	152,660	143,143
3.50% 8/1/50	645,469	609,061
3.50% 1/1/52	770,461	715,998
3.50% 5/1/52	146,273	137,068
3.50% 6/1/52	192,952	179,303
4.00% 3/1/47	199,879	194,687
4.00% 5/1/51	335,944	325,042
4.50% 5/1/49	142,483	141,332
4.50% 1/1/50	553,103	556,240
4.50% 9/1/52	77,380	75,882
4.50% 10/1/52	527,023	516,338
5.00% 7/1/47	83,389	85,161
5.00% 1/1/51	111,957	113,173
5.00% 6/1/52	164,834	164,450
5.00% 9/1/52	545,323	543,820
5.00% 10/1/52	217,701	218,179
5.50% 8/1/52	498,219	505,032
5.50% 10/1/52	328,446	331,749
5.50% 3/1/53	601,398	607,445
6.00% 5/1/36	24,991	25,518
6.00% 6/1/37	8,628	9,012
6.00% 7/1/37	9,767	10,204
6.00% 8/1/37	14,621	15,236
6.00% 10/1/40	97,932	102,151
6.50% 11/1/33	66,683	68,778
6.50% 6/1/36	12,119	12,500
7.00% 3/1/32	89,496	90,003
7.00% 8/1/32	76,162	76,114
Freddie Mac S.F. 15 yr
2.00% 12/1/35	90,184	81,810
3.00% 3/1/35	133,778	126,838
4.50% 9/1/37	253,867	253,353
Freddie Mac S.F. 20 yr
2.00% 3/1/41	70,207	60,691
2.50% 6/1/41	363,498	324,254
3.50% 9/1/35	287,705	278,363
Freddie Mac S.F. 30 yr
2.50% 10/1/50	49,771	43,506
2.50% 5/1/52	428,356	369,455
3.00% 11/1/46	57,317	52,571
3.00% 8/1/51	703,402	634,895
3.50% 8/1/49	292,530	274,634
4.00% 4/1/52	315,040	301,305
4.00% 8/1/52	110,306	106,110
4.00% 9/1/52	198,877	190,267
4.50% 10/1/40	235,682	237,279
5.00% 10/1/52	60,755	60,587
5.50% 9/1/52	329,998	341,016
5.50% 10/1/52	294,201	297,160
5.50% 3/1/53	99,000	101,273
GNMA I S.F. 30 yr
3.00% 8/15/45	263,194	243,714
GNMA II S.F. 30 yr
3.00% 12/20/51	113,214	103,321
3.00% 1/20/52	165,641	151,139
Total Agency Mortgage-Backed Securities (cost $15,873,265)		14,980,701

Collateralized Debt Obligations — 0.34%
Octagon Investment Partners 34 Series 2017-1A A1 144A 5.948% (LIBOR03M + 1.14%) 1/20/30 #, •	1,000,000	991,901
Venture 34 CLO Series 2018-34A A 144A 6.022% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	300,000	295,662
Total Collateralized Debt Obligations (cost $1,298,319)		1,287,563

Convertible Bonds — 7.57%
Basic Industry — 0.16%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	450,000	617,308
		617,308

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Brokerage — 0.19%
New Mountain Finance 144A 7.50% exercise price $14.18, maturity date 10/15/25 #	295,000	$298,677
WisdomTree 144A 5.75% exercise price $9.54, maturity date 8/15/28 #	440,000	437,580
		736,257
Capital Goods — 0.47%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	394,000	851,631
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,013,000	960,324
		1,811,955
Communications — 0.58%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	1,400,000	1,030,400
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,397,000	726,440
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	480,000	444,340
		2,201,180
Consumer Cyclical — 0.56%
Cheesecake Factory 0.375% exercise price $77.09, maturity date 6/15/26	1,566,000	1,303,695
Ford Motor 3.177% exercise price $15.85, maturity date 3/15/26 ^	825,000	828,300
		2,131,995
Consumer Non-Cyclical — 2.41%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	422,000	434,018
Chefs’ Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,389,000	1,456,366
Chegg 4.526% exercise price $107.55, maturity date 9/1/26 ^	1,287,000	1,023,153
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	790,000	557,740
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	1,145,000	1,139,847
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	195,000	213,233
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	1,222,000	1,194,608
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	981,000	907,625
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	523,000	581,838
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	195,000	253,608
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	638,000	586,561
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,158,000	856,659
		9,205,256
Electric — 0.56%
NextEra Energy Partners 144A 3.748% exercise price $75.33, maturity date 11/15/25 #, ^	455,000	426,790
NRG Energy 2.75% exercise price $43.01, maturity date 6/1/48	850,000	877,625
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	746,000	837,385
		2,141,800
Energy — 0.36%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,010,000	1,386,178
		1,386,178

Schedules of investments

Delaware Total Return Fund

	Principal
	amount°		Value (US $)
Convertible Bonds (continued)
Financials — 0.60%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23		578,000	$1,128,545
Repay Holdings 144A 3.744% exercise price $33.60, maturity date 2/1/26 #, ^		1,522,000	1,158,242
			2,286,787
Industrials — 0.03%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #		234,000	105,975
			105,975
Real Estate Investment Trusts — 0.08%
Summit Hotel Properties 1.50% exercise price $11.82, maturity date 2/15/26		367,000	315,877
			315,877
Technology — 1.35%
Block 0.125% exercise price $121.01, maturity date 3/1/25		619,000	594,549
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #		1,383,000	1,553,109
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23		591,000	1,325,613
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #		490,000	449,820
Vishay Intertechnology 2.25% exercise price $31.18, maturity date 6/15/25		486,000	483,610
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28		869,000	728,222
			5,134,923
Transportation — 0.22%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26		1,018,000	825,089
			825,089
Total Convertible Bonds
(cost $29,239,535)			28,900,580

Corporate Bonds — 12.23%
Automotive — 0.22%
Allison Transmission 144A
5.875% 6/1/29 #		400,000	389,920
Ford Motor 4.75% 1/15/43		80,000	61,458
Ford Motor Credit 4.542% 8/1/26		285,000	270,599
Goodyear Tire & Rubber 5.25% 7/15/31		135,000	116,756
			838,733
Banking — 1.03%
Banco Continental 144A 2.75% 12/10/25 #		200,000	177,726
Banco Nacional de Panama 144A 2.50% 8/11/30 #		205,000	159,230
Bank of America
2.482% 9/21/36 µ		180,000	136,825
6.204% 11/10/28 µ		75,000	78,471
Bank of New York Mellon
4.70% 9/20/25 µ, ψ		20,000	18,975
5.802% 10/25/28 µ		63,000	65,690
BBVA Bancomer 144A 1.875% 9/18/25 #		200,000	182,701
Citigroup 5.61% 9/29/26 µ		395,000	398,213
Citizens Bank 6.064% 10/24/25 µ		280,000	263,665
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #		200,000	172,694
Deutsche Bank 6.72% 1/18/29 µ		150,000	149,072
Development Bank of Kazakhstan JSC 144A 10.95% 5/6/26 #	KZT	100,000,000	182,317
Fifth Third Bancorp 6.361% 10/27/28 µ		10,000	10,075
Goldman Sachs Group 1.542% 9/10/27 µ		533,000	469,326
JPMorgan Chase & Co. 3.109% 4/22/51 µ		5,000	3,550
KeyCorp 4.789% 6/1/33 µ		2,000	1,792
Morgan Stanley
2.484% 9/16/36 µ		179,000	136,102
6.138% 10/16/26 µ		10,000	10,198
6.296% 10/18/28 µ		179,000	188,382
6.342% 10/18/33 µ		10,000	10,931
NBK SPC 144A 1.625% 9/15/27 #, µ		205,000	182,520
PNC Financial Services Group
2.60% 7/23/26		75,000	69,369
5.671% 10/28/25 µ		270,000	270,335

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Popular 7.25% 3/13/28	10,000	$9,902
QNB Finance 2.625% 5/12/25	200,000	190,478
State Street
2.203% 2/7/28 µ	10,000	9,113
5.751% 11/4/26 µ	5,000	5,100
SVB Financial Group
1.80% 10/28/26 ‡	6,000	3,728
1.80% 2/2/31 ‡	15,000	8,563
4.00% 5/15/26 µ, ‡, ψ	375,000	24,761
4.57% 4/29/33 µ, ‡	12,000	6,971
Truist Bank 2.636% 9/17/29 µ	275,000	258,347
Truist Financial
4.95% 9/1/25 µ, ψ	30,000	27,803
6.123% 10/28/33 µ	10,000	10,501
US Bancorp
2.491% 11/3/36 µ	10,000	7,726
4.653% 2/1/29 µ	10,000	9,782
4.839% 2/1/34 µ	10,000	9,709
5.727% 10/21/26 µ	10,000	10,053
		3,930,696
Basic Industry — 0.68%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	175,111
Avient 144A 5.75% 5/15/25 #	144,000	142,623
Celanese US Holdings
6.05% 3/15/25	225,000	226,448
6.165% 7/15/27	50,000	50,356
Chemours 144A 5.75% 11/15/28 #	260,000	232,420
CP Atlas Buyer 144A 7.00% 12/1/28 #	70,000	52,066
First Quantum Minerals 144A 7.50% 4/1/25 #	365,000	365,066
FMG Resources August 2006 144A 5.875% 4/15/30 #	145,000	139,170
Metinvest 8.50% 4/23/26	200,000	123,930
Newmont
2.25% 10/1/30	100,000	84,054
2.60% 7/15/32	45,000	37,689
2.80% 10/1/29	100,000	88,505
Novelis 144A 4.75% 1/30/30 #	425,000	391,000
Nutrien 4.90% 3/27/28	45,000	45,021
OCP 144A 3.75% 6/23/31 #	200,000	164,370
Sherwin-Williams 3.30% 5/15/50	370,000	262,137
		2,579,966
Brokerage — 0.05%
Charles Schwab 5.375% 6/1/25 µ, ψ	15,000	14,287
Jefferies Financial Group 2.625% 10/15/31	240,000	183,638
		197,925
Capital Goods — 0.57%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	156,691
Boeing 3.25% 2/1/28	285,000	265,702
Bombardier 144A 7.50% 2/1/29 #	40,000	40,900
Cemex 144A 7.375% 6/5/27 #	200,000	207,080
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	70,000	63,695
Eaton 4.15% 3/15/33	110,000	106,471
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	155,000	155,140
144A 9.25% 4/15/27 #	55,000	50,875
Sealed Air 144A 5.00% 4/15/29 #	130,000	122,323
Teledyne Technologies
2.25% 4/1/28	30,000	26,828
2.75% 4/1/31	310,000	264,583
Terex 144A 5.00% 5/15/29 #	260,000	242,191
TK Elevator US Newco 144A 5.25% 7/15/27 #	235,000	222,170
TransDigm 144A 6.25% 3/15/26 #	260,000	260,501
		2,185,150
Communications — 1.38%
Altice France 144A 5.50% 10/15/29 #	215,000	164,594
Altice France Holding 144A 6.00% 2/15/28 #	280,000	178,948
AT&T
1.70% 3/25/26	110,000	101,252
3.50% 9/15/53	405,000	294,556
Charter Communications Operating
3.85% 4/1/61	270,000	168,685
4.40% 12/1/61	250,000	171,086

Schedules of investments

Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Comcast
2.80% 1/15/51	113,000	$76,438
3.20% 7/15/36	288,000	242,877
Consolidated Communications
144A 5.00% 10/1/28 #	121,000	82,314
144A 6.50% 10/1/28 #	130,000	94,549
Crown Castle 1.05% 7/15/26	485,000	427,640
CT Trust 144A 5.125% 2/3/32 #	200,000	167,500
Digicel International Finance 144A 8.75% 5/25/24 #	200,000	180,021
Discovery Communications 4.00% 9/15/55	240,000	159,485
Frontier Communications Holdings
144A 5.875% 10/15/27 #	370,000	336,700
5.875% 11/1/29	25,000	19,089
144A 6.75% 5/1/29 #	110,000	87,282
Liberty Broadband 144A 3.125% 3/31/53 #	1,525,000	1,498,312
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	160,815
Time Warner Cable 7.30% 7/1/38	110,000	114,254
T-Mobile USA 3.00% 2/15/41	180,000	133,594
Verizon Communications
2.875% 11/20/50	10,000	6,661
4.50% 8/10/33	245,000	236,857
VZ Secured Financing 144A
5.00% 1/15/32 #	200,000	163,375
		5,266,884
Consumer Cyclical — 0.14%
Amazon.com
2.50% 6/3/50	15,000	10,180
3.60% 4/13/32	15,000	14,258
Aptiv 3.10% 12/1/51	323,000	205,133
Ford Motor Credit 2.90% 2/16/28	350,000	301,343
VICI Properties 4.95% 2/15/30	10,000	9,394
		540,308
Consumer Goods — 0.19%
Pilgrim’s Pride 4.25% 4/15/31	380,000	335,531
Post Holdings 144A 5.50% 12/15/29 #	418,000	394,370
		729,901
Consumer Non-Cyclical — 0.86%
Amgen
5.15% 3/2/28	5,000	5,108
5.25% 3/2/30	10,000	10,231
5.25% 3/2/33	46,000	47,285
5.65% 3/2/53	5,000	5,209
Baxter International 3.132% 12/1/51	16,000	10,399
Bunge Limited Finance 2.75% 5/14/31	400,000	340,465
Central American Bottling 144A 5.25% 4/27/29 #	200,000	186,083
CVS Health
2.70% 8/21/40	590,000	422,546
3.25% 8/15/29	180,000	164,694
4.78% 3/25/38	290,000	276,658
GE HealthCare Technologies 144A 5.60% 11/15/25 #	270,000	273,417
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	364,108
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	173,143
JBS USA Lux 144A 3.00% 2/2/29 #	230,000	196,518
MHP Lux 6.95% 4/3/26	200,000	101,456
Royalty Pharma
1.20% 9/2/25	285,000	258,544
1.75% 9/2/27	190,000	164,767
Zoetis 5.40% 11/14/25	265,000	269,615
		3,270,246
Electric — 0.62%
AEP Transmission 5.40% 3/15/53	5,000	5,216
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	75,768
Duke Energy 4.875% 9/16/24 µ, ψ	245,000	235,715
Duke Energy Carolinas 4.95% 1/15/33	10,000	10,283
Entergy Mississippi 2.85% 6/1/28	90,000	82,211
Entergy Texas 3.55% 9/30/49	185,000	141,436
Exelon 5.30% 3/15/33	10,000	10,183
Indianapolis Power & Light 144A 5.65% 12/1/32 #	15,000	15,774

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
National Rural Utilities Cooperative Finance 5.80% 1/15/33	5,000	$5,330
NextEra Energy Capital Holdings 3.00% 1/15/52	415,000	280,200
Pacific Gas & Electric
3.30% 8/1/40	270,000	191,938
4.95% 7/1/50	43,000	35,506
PacifiCorp 5.35% 12/1/53	5,000	5,128
PPL Capital Funding 144A 2.875% 3/15/28 #	435,000	438,778
Public Service of Colorado 5.25% 4/1/53	10,000	10,202
Southern California Edison
3.45% 2/1/52	137,000	100,567
4.00% 4/1/47	35,000	28,824
4.20% 3/1/29	150,000	145,190
4.875% 3/1/49	90,000	83,426
UEP Penonome II 144A 6.50% 10/1/38 #	184,656	139,006
Vistra Operations 144A 5.125% 5/13/25 #	325,000	317,104
		2,357,785
Energy — 1.65%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	195,000	172,282
144A 7.00% 11/1/26 #	95,000	91,920
BP Capital Markets America 4.812% 2/13/33	10,000	10,158
Callon Petroleum
144A 7.50% 6/15/30 #	50,000	47,048
144A 8.00% 8/1/28 #	175,000	173,530
CNX Midstream Partners 144A 4.75% 4/15/30 #	75,000	64,597
CNX Resources 144A 6.00% 1/15/29 #	165,000	154,473
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	66,000	63,665
144A 6.00% 2/1/29 #	171,000	163,005
Diamondback Energy
3.125% 3/24/31	200,000	173,560
4.25% 3/15/52	64,000	50,319
Enbridge
2.50% 8/1/33	310,000	250,061
5.70% 3/8/33	5,000	5,204
Energy Transfer
5.25% 4/15/29	50,000	49,857
5.75% 2/15/33	3,000	3,076
6.25% 4/15/49	55,000	54,593
6.50% 11/15/26 µ, ψ	180,000	158,850
Enterprise Products Operating
3.20% 2/15/52	360,000	256,727
3.30% 2/15/53	5,000	3,626
5.35% 1/31/33	5,000	5,185
EQM Midstream Partners 144A 4.75% 1/15/31 #	235,000	195,377
Genesis Energy
7.75% 2/1/28	340,000	330,065
8.00% 1/15/27	235,000	232,605
Hilcorp Energy I
144A 6.00% 4/15/30 #	150,000	138,510
144A 6.00% 2/1/31 #	20,000	18,490
144A 6.25% 4/15/32 #	75,000	69,460
KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	520,530
Kinder Morgan 5.20% 6/1/33	15,000	14,914
MPLX 1.75% 3/1/26	15,000	13,697
Murphy Oil 6.375% 7/15/28	385,000	379,713
NuStar Logistics 5.625% 4/28/27	205,000	194,371
6.00% 6/1/26	39,000	38,278
Occidental Petroleum
6.45% 9/15/36	65,000	68,412
6.60% 3/15/46	160,000	168,400
6.625% 9/1/30	55,000	57,975
PDC Energy 5.75% 5/15/26	280,000	272,951
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	182,324
QatarEnergy 144A 2.25% 7/12/31 #	200,000	170,191
Southwestern Energy
5.375% 2/1/29	20,000	18,873
5.375% 3/15/30	95,000	89,425
Targa Resources Partners 5.00% 1/15/28	230,000	222,610
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	179,252
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	150,000	130,099
USA Compression Partners
6.875% 4/1/26	80,000	77,835
6.875% 9/1/27	150,000	143,483

Schedules of investments

Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Valero Energy 3.65% 12/1/51	197,000	$143,368
Vital Energy 144A 7.75% 7/31/29 #	120,000	100,207
Weatherford International 144A 8.625% 4/30/30 #	157,000	160,762
		6,283,913
Finance Companies — 0.19%
AerCap Ireland Capital DAC 4.45% 4/3/26	345,000	331,721
Air Lease
2.875% 1/15/26	195,000	181,952
2.875% 1/15/32	175,000	144,713
3.00% 2/1/30	45,000	38,543
3.375% 7/1/25	15,000	14,303
4.125% 12/15/26 µ, ψ	10,000	6,825
5.85% 12/15/27	10,000	10,062
Aviation Capital Group 144A 6.25% 4/15/28 #	5,000	5,008
		733,127
Financial Services — 0.09%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	200,000	177,551
MSCI 144A 3.625% 11/1/31 #	200,000	171,472
		349,023
Financials — 0.16%
Aviation Capital Group 144A 1.95% 1/30/26 #	465,000	413,926
MAF Global Securities 7.875% 6/30/27 µ, ψ	200,000	202,074
		616,000
Healthcare — 0.31%
Bausch Health
144A 11.00% 9/30/28 #	103,000	76,307
144A 14.00% 10/15/30 #	0	0
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	178,286
CHS 144A 4.75% 2/15/31 #	105,000	77,627
DaVita
144A 3.75% 2/15/31 #	70,000	55,280
144A 4.625% 6/1/30 #	195,000	166,627
Hadrian Merger Sub 144A 8.50% 5/1/26 #	295,000	242,313
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	135,000	114,764
Tenet Healthcare 6.125% 10/1/28	295,000	283,007
		1,194,211
Insurance — 1.10%
American International Group 5.125% 3/27/33	230,000	228,761
Aon
2.90% 8/23/51	230,000	153,808
5.00% 9/12/32	290,000	291,525
Athene Global Funding 144A 1.00% 4/16/24 #	95,000	89,549
Athene Holding 3.95% 5/25/51	340,000	234,572
Berkshire Hathaway Finance 3.85% 3/15/52	380,000	318,904
Brighthouse Financial 3.85% 12/22/51	221,000	143,457
Elevance Health 5.125% 2/15/53	5,000	4,985
GA Global Funding Trust 144A 1.00% 4/8/24 #	470,000	448,120
HUB International 144A 5.625% 12/1/29 #	190,000	165,775
Humana 5.75% 3/1/28	16,000	16,629
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	215,000	223,061
144A 10.50% 12/15/30 #	230,000	231,946
NFP
144A 6.875% 8/15/28 #	145,000	124,565
144A 7.50% 10/1/30 #	55,000	53,201
UnitedHealth Group
4.50% 4/15/33	465,000	462,532
5.05% 4/15/53	440,000	445,340
USI 144A 6.875% 5/1/25 #	585,000	576,833
		4,213,563
Leisure — 0.38%
Boyd Gaming
4.75% 12/1/27	185,000	177,600
144A 4.75% 6/15/31 #	50,000	45,455
Caesars Entertainment 144A 8.125% 7/1/27 #	127,000	129,654
Carnival
144A 5.75% 3/1/27 #	310,000	254,639
144A 7.625% 3/1/26 #	240,000	219,235
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	394,000	348,296
Scientific Games Holdings 144A 6.625% 3/1/30 #	185,000	163,657

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Scientific Games International 144A 7.25% 11/15/29 #	115,000	$115,327
		1,453,863
Media — 0.54%
AMC Networks 4.25% 2/15/29	145,000	89,305
CCO Holdings
4.50% 5/1/32	65,000	53,229
144A 5.375% 6/1/29 #	335,000	307,976
CMG Media 144A 8.875% 12/15/27 #	200,000	151,398
CSC Holdings
144A 3.375% 2/15/31 #	495,000	342,886
144A 5.00% 11/15/31 #	280,000	142,125
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	115,000	87,539
Directv Financing 144A 5.875% 8/15/27 #	135,000	122,399
DISH DBS 144A 5.75% 12/1/28 #	180,000	134,662
Gray Escrow II 144A 5.375% 11/15/31 #	145,000	96,445
Gray Television 144A 4.75% 10/15/30 #	125,000	83,125
Sirius XM Radio 144A 4.00% 7/15/28 #	535,000	460,100
		2,071,189
Natural Gas — 0.14%
Atmos Energy 2.85% 2/15/52	105,000	71,490
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	197,976
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	250,007
		519,473
Real Estate — 0.09%
VICI Properties
144A 3.875% 2/15/29 #	345,000	307,100
144A 5.75% 2/1/27 #	35,000	34,392
		341,492
Retail — 0.34%
Asbury Automotive Group 144A
4.625% 11/15/29 #	70,000	62,745
4.75% 3/1/30	85,000	76,176
Bath & Body Works
6.875% 11/1/35	245,000	221,085
6.95% 3/1/33	169,000	149,666
Levi Strauss & Co. 144A 3.50% 3/1/31 #	93,000	79,384
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	180,000	163,688
Michaels
144A 5.25% 5/1/28 #	80,000	66,757
144A 7.875% 5/1/29 #	60,000	42,057
Murphy Oil USA 144A 3.75% 2/15/31 #	225,000	189,793
PetSmart 144A 7.75% 2/15/29 #	250,000	245,670
		1,297,021
Services — 0.41%
CDW 3.569% 12/1/31	200,000	172,206
Iron Mountain 144A 5.25% 3/15/28 #	375,000	357,729
NESCO Holdings II 144A 5.50% 4/15/29 #	130,000	117,740
Prime Security Services Borrower 144A 5.75% 4/15/26 #	298,000	296,056
Staples 144A 7.50% 4/15/26 #	174,000	152,616
United Rentals North America 3.875% 2/15/31	130,000	114,868
Univar Solutions USA 144A 5.125% 12/1/27 #	230,000	230,368
White Cap Buyer 144A 6.875% 10/15/28 #	65,000	56,443
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	87,000	79,238
		1,577,264
Technology — 0.26%
Autodesk 2.40% 12/15/31	25,000	20,807
Broadcom
144A 3.137% 11/15/35 #	4,000	3,079
144A 3.419% 4/15/33 #	11,000	9,212
144A 3.469% 4/15/34 #	355,000	291,829
CDW
2.67% 12/1/26	5,000	4,503
3.276% 12/1/28	15,000	13,242
Micron Technology 6.75% 11/1/29	33,000	35,073

Schedules of investments

Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
4.65% 5/6/30	5,000	$4,870
5.55% 2/6/53	290,000	276,457
6.15% 11/9/29	10,000	10,656
SK Hynix 144A 6.50% 1/17/33 #	200,000	198,721
Workday
3.70% 4/1/29	5,000	4,692
3.80% 4/1/32	140,000	128,482
		1,001,623
Technology & Electronics — 0.25%
Clarios Global 144A 8.50% 5/15/27 #	105,000	105,591
CommScope 144A 8.25% 3/1/27 #	35,000	28,700
CommScope Technologies 144A 6.00% 6/15/25 #	83,000	78,247
Entegris Escrow
144A 4.75% 4/15/29 #	78,000	73,812
144A 5.95% 6/15/30 #	165,000	160,090
Go Daddy Operating 144A 3.50% 3/1/29 #	235,000	203,399
Sensata Technologies 144A 4.00% 4/15/29 #	55,000	49,741
SS&C Technologies 144A 5.50% 9/30/27 #	240,000	233,142
		932,722
Transportation — 0.37%
American Airlines 144A 5.75% 4/20/29 #	85,420	82,029
Burlington Northern Santa Fe 2.875% 6/15/52	15,000	10,526
Delta Air Lines 7.375% 1/15/26	131,000	136,442
Georgian Railway JSC 4.00% 6/17/28	200,000	172,408
Grupo Aeromexico 144A 8.50% 3/17/27 #	200,000	176,131
Mileage Plus Holdings 144A 6.50% 6/20/27 #	297,000	296,336
Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	184,500
Rutas 2 and 7 Finance 144A 3.08% 9/30/36 #, ^	281,867	178,387
United Airlines
144A 4.375% 4/15/26 #	80,000	76,630
144A 4.625% 4/15/29 #	95,000	86,053
		1,399,442
Utilities — 0.21%
Calpine
144A 4.50% 2/15/28 #	95,000	88,238
144A 5.00% 2/1/31 #	220,000	186,473
144A 5.25% 6/1/26 #	71,000	69,301
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	200,000	166,188
Vistra
144A 7.00% 12/15/26 #, µ, ψ	230,000	202,638
144A 8.00% 10/15/26 #, µ, ψ	105,000	98,219
		811,057
Total Corporate Bonds (cost $52,043,597)		46,692,577

Non-Agency Asset-Backed Securities — 0.30%
Diamond Infrastructure Funding
Series 2021-1A A 144A 1.76% 4/15/49 #	150,000	128,373
Domino’s Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	147,375	126,490
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	146,071	144,551
Taco Bell Funding
Series 2021-1A A2I 144A 1.946% 8/25/51 #	266,625	231,849
Trafigura Securitisation Finance
Series 2021-1A A2 144A 1.08% 1/15/25 #	300,000	274,359
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25	240,000	235,242
Total Non-Agency Asset-Backed Securities (cost $1,250,046)		1,140,864

Non-Agency Commercial Mortgage-Backed Securities — 1.55%
BANK
Series 2019- BN21 A5 2.851% 10/17/52	275,000	238,455
Series 2020- BN25 A5 2.649% 1/15/63	500,000	427,021
Series 2021- BN36 A5 2.47% 9/15/64	776,000	634,575

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2022- BNK40 A4 3.394% 3/15/64 •		500,000	$438,409
Benchmark Mortgage Trust
Series 2020- B17 A5 2.289% 3/15/53		500,000	413,448
Series 2020- B20 A5 2.034% 10/15/53		400,000	319,626
Series 2020- B22 A5 1.973% 1/15/54		250,000	198,255
Series 2022- B33 A5 3.458% 3/15/55		500,000	439,872
Cantor Commercial Real Estate Lending
Series 2019- CF2 A5 2.874% 11/15/52		350,000	296,966
Citigroup Commercial Mortgage Trust
Series 2019- C7 A4 3.102% 12/15/72		500,000	437,832
GS Mortgage Securities Trust
Series 2017- GS5 A4 3.674% 3/10/50		350,000	328,372
Series 2017- GS6 A3 3.433% 5/10/50		350,000	324,595
Series 2019- GC42 A4 3.001% 9/10/52		500,000	437,975
JPM-DB Commercial Mortgage Securities Trust
Series 2017- C7 A5 3.409% 10/15/50		350,000	324,412
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016- C29 A4 3.325% 5/15/49		350,000	329,327
Wells Fargo Commercial Mortgage Trust
Series 2016- BNK1 A3 2.652% 8/15/49		350,000	320,246
Total Non-Agency Commercial Mortgage-Backed Securities
(cost $7,016,644)			5,909,386

Sovereign Bonds — 1.91%Δ
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31	EUR	171,000	154,294
			154,294
Angola — 0.04%
Angolan Government International Bond
9.375% 5/8/48		200,000	157,447
			157,447
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	154,842
			154,842
Bermuda — 0.16%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	402,175
5.00% 7/15/32		200,000	201,088
			603,263
Chile — 0.15%
Chile Government International Bond
4.34% 3/7/42		665,000	589,330
			589,330
Colombia — 0.07%
Colombia Government International Bonds
4.125% 2/22/42		217,000	141,195
5.20% 5/15/49		200,000	140,073
			281,268
Dominican Republic — 0.21%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		913,000	797,262
			797,262
Egypt — 0.04%
Egypt Government International Bond
5.25% 10/6/25		200,000	158,420
			158,420
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	158,717
			158,717
Indonesia — 0.19%
Indonesia Government International Bond
4.65% 9/20/32		200,000	199,587

Schedules of investments

Delaware Total Return Fund

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III
4.70% 6/6/32		525,000	$524,771
			724,358
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	165,900
144A 6.125% 6/15/33 #		234,000	203,218
144A 6.875% 10/17/40 #	EUR	100,000	80,344
			449,462
Morocco — 0.14%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	270,000	268,974
144A 2.375% 12/15/27 #		300,000	264,803
			533,777
Paraguay — 0.28%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		742,000	721,491
5.60% 3/13/48		400,000	356,588
			1,078,079
Republic of North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	100,028
			100,028
Romania — 0.02%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	100,000	63,092
			63,092
Senegal — 0.04%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	159,579
			159,579
South Africa — 0.16%
Republic of South Africa Government International Bonds
5.65% 9/27/47		600,000	444,810
5.75% 9/30/49		234,000	172,448
			617,258
Uzbekistan — 0.14%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	160,925
144A 4.75% 2/20/24 #		374,000	368,547
			529,472
Total Sovereign Bonds
(cost $8,286,993)			7,309,948

Supranational Banks — 0.12%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		306,000	251,290
Corp Andina de Fomento
5.25% 11/21/25		200,000	202,338
Total Supranational Banks
(cost $505,698)			453,628

US Treasury Obligations — 2.88%
US Treasury Bonds
2.25% 8/15/46		2,340,000	1,767,797
3.625% 2/15/53		470,000	466,732
3.875% 2/15/43		385,000	388,519
4.375% 2/15/38		490,000	537,115
US Treasury Notes
3.50% 1/31/30		3,505,000	3,491,309
3.50% 2/15/33		175,000	175,287
3.625% 3/31/28		2,545,000	2,549,374
3.625% 3/31/30		30,000	30,145
3.875% 12/31/29		175,000	178,199
4.00% 2/28/30		5,000	5,133
4.125% 11/15/32		985,000	1,035,173
4.625% 2/28/25		5,000	5,049
4.625% 3/15/26		225,000	230,142
US Treasury Strip Principal
2.23% 5/15/44 ^		335,000	148,669
Total US Treasury Obligations
(cost $11,163,286)			11,008,643

	Number of shares
Common Stocks — 54.31%
Communication Services — 2.43%
AT&T	39,877	767,632
Comcast Class A	49,167	1,863,921
Interpublic Group	8,136	302,985
KDDI	8,700	268,288
Orange	44,740	531,519
Publicis Groupe	4,270	333,315
Verizon Communications	85,002	3,305,728

	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Walt Disney †	18,913	$1,893,759
		9,267,147
Consumer Discretionary — 6.72%
adidas AG	4,890	866,863
Amadeus IT Group †	14,830	994,849
APA	24,200	872,652
Bath & Body Works	32,498	1,188,777
Best Buy	17,573	1,375,439
eBay	14,404	639,105
H & M Hennes & Mauritz Class B	28,280	404,334
Home Depot	9,246	2,728,679
Kering	490	319,690
Lowe’s	19,950	3,989,401
Macy’s	28,436	497,346
NIKE Class B	12,779	1,567,217
PulteGroup	3,220	187,662
Ross Stores	15,006	1,592,587
Sodexo	8,670	846,804
Starbucks	8,235	857,511
Sturm Ruger & Co.	5,633	323,559
Swatch Group	1,990	685,338
TJX	50,453	3,953,497
Tractor Supply	7,584	1,782,543
		25,673,853
Consumer Staples — 4.98%
Altria Group	40,883	1,824,200
Archer-Daniels-Midland	21,200	1,688,792
Asahi Group Holdings	5,400	200,977
Conagra Brands	50,100	1,881,756
Danone	16,830	1,047,224
Diageo	23,700	1,057,723
Dollar General	7,707	1,622,015
Dollar Tree †	12,600	1,808,730
Essity Class B	27,630	789,221
Kao	16,100	626,697
Koninklijke Ahold Delhaize	38,220	1,305,791
Medifast	4,920	510,056
Nestle	8,840	1,077,866
Philip Morris International	22,043	2,143,682
Seven & i Holdings	5,600	252,975
Unilever	17,960	930,670
Vector Group	19,387	232,838
		19,001,213
Energy — 3.54%
Chevron	7,847	1,280,317
ConocoPhillips	30,407	3,016,678
Coterra Energy	40,578	995,784
EOG Resources	6,278	719,647
EQT	20,237	645,763
Exxon Mobil	31,215	3,423,037
Kinder Morgan	54,892	961,159
Marathon Petroleum	15,642	2,109,011
Viper Energy Partners	12,931	362,068
		13,513,464
Financials — 5.73%
Ally Financial	15,851	404,042
Ameriprise Financial	5,162	1,582,153
Bank of New York Mellon	6,025	273,776
BlackRock	2,834	1,896,286
Blackstone	16,320	1,433,549
Carlyle Group	27,107	841,943
Discover Financial Services	6,370	629,611
Fidelity National Financial	18,653	651,549
Fidelity National Information Services	27,481	1,493,043
Fifth Third Bancorp	2,448	65,215
Invesco	55,610	912,004
Jackson Financial Class A	32,532	1,217,022
MetLife	52,951	3,067,981
Moelis & Co. Class A	8,274	318,053
Principal Financial Group	21,303	1,583,239
Prudential Financial	20,045	1,658,523
State Street	1,096	82,956
Synchrony Financial	32,417	942,686
Truist Financial	39,700	1,353,770
US Bancorp	41,200	1,485,260
		21,892,661
Healthcare — 7.61%
AbbVie	16,752	2,669,766
AmerisourceBergen	10,845	1,736,393
Amgen	1,815	438,776
Baxter International	35,600	1,443,936
Bristol-Myers Squibb	31,256	2,166,353
Cigna	5,700	1,456,521
CVS Health	19,300	1,434,183
Fresenius Medical Care AG & Co.	10,860	460,945
Gilead Sciences	15,159	1,257,742
Hologic †	23,707	1,913,155
Johnson & Johnson	31,178	4,832,590
McKesson	1,186	422,275
Merck & Co.	40,776	4,338,159
Novo Nordisk Class B	3,380	536,816
Pfizer	37,180	1,516,944
Roche Holding	2,410	688,640
Smith & Nephew	69,450	965,393
UnitedHealth Group	1,661	784,972
		29,063,559

Schedules of investments

Delaware Total Return Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 3.55%
Boise Cascade	13,905	$879,491
Dover	12,253	1,861,721
Honeywell International	9,684	1,850,806
Intertek Group	10,890	545,423
Knorr-Bremse	6,330	421,647
Lockheed Martin	1,060	501,094
Makita	22,400	557,869
Masco	9,493	471,992
Northrop Grumman	3,700	1,708,364
Paychex	16,443	1,884,203
Raytheon Technologies	18,332	1,795,253
Robert Half International	2,773	223,421
Securitas Class B	95,400	848,644
		13,549,928
Information Technology — 13.86%
Accenture Class A	3,447	985,187
Apple	67,807	11,181,374
Applied Materials	6,838	839,911
Broadcom	7,290	4,676,827
Cisco Systems	73,507	3,842,578
Cognizant Technology Solutions Class A	29,545	1,800,177
Dell Technologies Class C	25,995	1,045,259
HP	60,413	1,773,122
KLA	2,296	916,494
Lam Research	3,397	1,800,818
Microchip Technology	3,783	316,940
Microsoft	32,048	9,239,438
Monolithic Power Systems	3,599	1,801,443
Motorola Solutions	6,606	1,890,175
NetApp	23,981	1,531,187
NVIDIA	12,943	3,595,177
Oracle	19,900	1,849,108
QUALCOMM	14,195	1,810,998
SAP	7,880	995,012
Western Union	92,659	1,033,148
		52,924,373
Insurance — 0.40%
American International Group	30,200	1,520,872
		1,520,872
Materials — 1.05%
Air Liquide	5,880	984,246
Dow	21,716	1,190,471
DuPont de Nemours	25,800	1,851,666
		4,026,383
REIT Diversified — 0.65%
Digital Realty Trust	2,566	252,263
Equinix	840	605,674
Gaming and Leisure Properties	4,814	250,617
LXP Industrial Trust	5,576	57,489
VICI Properties	40,365	1,316,706
		2,482,749
REIT Healthcare — 0.23%
Alexandria Real Estate Equities	2,281	286,471
CareTrust REIT	3,374	66,063
Healthpeak Properties	1,784	39,195
Ventas	2,126	92,162
Welltower	5,502	394,438
		878,329
REIT Hotel — 0.14%
Apple Hospitality REIT	12,469	193,519
Chatham Lodging Trust	6,105	64,041
Host Hotels & Resorts	11,642	191,977
Park Hotels & Resorts	6,602	81,601
		531,138
REIT Industrial — 0.46%
Plymouth Industrial REIT	1,919	40,318
Prologis	11,822	1,475,031
Rexford Industrial Realty	1,918	114,409
Terreno Realty	2,161	139,601
		1,769,359
REIT Mall — 0.16%
Simon Property Group	5,387	603,182
		603,182
REIT Manufactured Housing — 0.07%
Equity LifeStyle Properties	1,663	111,637
Sun Communities	1,042	146,797
		258,434
REIT Multifamily — 0.80%
American Homes 4 Rent Class A	3,515	110,547
AvalonBay Communities	1,499	251,922
Camden Property Trust	1,552	162,712
Equity Residential	33,028	1,981,680
Essex Property Trust	1,363	285,058
Independence Realty Trust	5,792	92,846
Mid-America Apartment Communities	1,006	151,946
UDR	592	24,307
		3,061,018
REIT Office — 0.08%
City Office REIT	1,024	7,066
Cousins Properties	4,885	104,441
Highwoods Properties	4,312	99,995
Kilroy Realty	1,578	51,127

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
Piedmont Office Realty Trust Class A	7,360	$53,728
		316,357
REIT Self-Storage — 0.36%
CubeSmart	1,148	53,061
Extra Space Storage	1,595	259,873
Life Storage	2,415	316,583
National Storage Affiliates Trust	1,536	64,174
Public Storage	2,187	660,780
		1,354,471
REIT Shopping Center — 0.30%
Agree Realty	2,281	156,500
Brixmor Property Group	10,268	220,967
Kimco Realty	8,182	159,795
Kite Realty Group Trust	2,834	59,287
Phillips Edison & Co.	4,514	147,247
Regency Centers	3,141	192,166
Retail Opportunity Investments	10,323	144,109
SITE Centers	6,130	75,276
		1,155,347
REIT Single Tenant — 0.14%
Four Corners Property Trust	1,944	52,216
Realty Income	4,814	304,822
Spirit Realty Capital	4,375	174,300
		531,338
REIT Specialty — 0.20%
EPR Properties	1,883	71,743
Essential Properties Realty Trust	4,954	123,107
Invitation Homes	9,948	310,676
Iron Mountain	509	26,931
Lamar Advertising Class A	908	90,700
Outfront Media	4,849	78,699
WP Carey	627	48,561
		750,417
Utilities — 0.85%
Edison International	26,900	1,898,871
Vistra	56,574	1,357,776
		3,256,647
Total Common Stocks
(cost $194,906,537)		207,382,239

Convertible Preferred Stock — 1.47%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	506	466,304
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	7,926	236,750
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	8,156	401,683
Bank of America 7.25% exercise price $50.00 ω	569	664,456
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	25,525	1,173,384
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	744	632,400
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	7,231	814,934
UGI 7.25% exercise price $52.57, maturity date 6/1/24	10,146	807,317
Wells Fargo & Co. 7.50% exercise price $156.71 ω	356	418,745
Total Convertible Preferred Stock
(cost $6,372,921)		5,615,973

Exchange-Traded Funds — 9.24%
iShares 0-5 Year Investment Grade Corporate Bond ETF	368,558	17,867,692
iShares Latin America 40 ETF	80,313	1,917,071
iShares MSCI China ETF	52,775	2,632,945
iShares MSCI EAFE ETF	20	1,430
iShares MSCI Emerging Markets Asia ETF	46,401	3,083,346
iShares Trust iShares ESG Aware MSCI EAFE ETF	690	49,570
Vanguard FTSE Developed Markets ETF	40	1,807
Vanguard Russell 2000 ETF	134,984	9,729,647
Total Exchange-Traded Funds
(cost $36,098,736)		35,283,508

Limited Liability Corporation — 2.65%
Sc Hixson Pp<<, =, †, π	7,200,000	10,098,000
Total Limited Liability Corporation
(cost $6,003,000)		10,098,000

Schedules of investments

Delaware Total Return Fund

	Number of shares	Value (US $)
Short-Term Investments — 1.22%
Money Market Mutual Funds — 1.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	1,167,872	$1,167,872
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	1,167,872	1,167,872
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	1,167,872	1,167,872
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	1,167,872	1,167,872
Total Short-Term Investments
(cost $4,671,488)		4,671,488
Total Value of Securities—99.71%
(cost $374,730,065)		$380,735,098
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $40,389,646, which represents 10.58% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ᴪ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
∆	Securities have been classified by country of risk.
†	Non-income producing security.
ꞷ	Perpetual security with no stated maturity date.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $10,098,000, which represented 2.64% of the Fund’s net assets. See table below for additional details on restricted securities.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/20	$6,003,000	$10,098,000

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(738,934)	USD	808,379	4/28/23	$5,748
JPMCB	EUR	738,934	USD	(796,837)	4/28/23	5,794
Total Foreign Currency Exchange Contracts						$11,542

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
19	US Treasury 5 yr Notes	$2,080,648	$2,034,466	6/30/23	$46,182	$—	$4,305
1	US Treasury 10 yr Notes	114,922	111,596	6/21/23	3,326	—	344
(4)	US Treasury 10 yr Ultra Notes	(484,563)	(467,396)	6/21/23	—	(17,167)	(2,188)
(2)	US Treasury Ultra Bonds	(282,250)	(268,563)	6/21/23	—	(13,687)	(2,688)
Total Futures Contracts			$1,410,103		$49,508	$(30,854)	$(227)
[1]	See Note 7 in “Notes to financial statements”.

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:

AG – Aktiengesellschaft

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DB – Deutsche Bank

EAFE – Europe, Australasia, and Far East

ESG – Environmental, Social, and Governance

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

GNMA – Government National Mortgage Association

GS – Goldman Sachs

ICE – Intercontinental Exchange, Inc.

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCI – Morgan Stanley Capital International

Schedules of investments

Delaware Total Return Fund

Summary of abbreviations: (continued)

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

S.F. – Single Family

yr – Year

Summary of currencies:

EUR – European Monetary Unit

KZT – Kazakhstani Tenge

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Group® Equity Funds IV (Trust)

March 31, 2023 (Unaudited)

	Delaware Growth and Income Fund	Delaware Opportunity Fund	Delaware Global Equity Fund	Delaware Covered Call Strategy Fund
Assets:
Investments, at value*	$1,182,547,421	$585,047,978	$192,509,722	$102,524,314
Cash	—	43,326	—	—
Foreign currencies, at value∆	1,192	—	139,788	—
Dividends and interest receivable	2,401,001	810,433	408,665	65,104
Receivable for fund shares sold	504,482	161,669	65,008	74,147
Prepaid expenses	16,706	60,226	7,466	12,449
Receivable for securities sold	—	970,392	212,518	—
Foreign tax reclaims receivable	—	1,184	1,047,797	—
Other assets	9,299	5,215	1,594	897
Total Assets	1,185,480,101	587,100,423	194,392,558	102,676,911
Liabilities:
Options written, at value∑	—	—	—	3,076,750
Due to custodian	635,590	—	—	—
Payable for fund shares redeemed	1,236,947	378,360	155,890	215,246
Other accrued expenses	1,037,950	725,673	342,369	179,866
Investment management fees payable to affiliates	575,229	314,364	90,821	56,650
Distribution fees payable to affiliates	196,621	91,733	31,381	11,518
Administration expenses payable to affiliates	63,406	43,673	13,079	10,371
Total Liabilities	3,745,743	1,553,803	633,540	3,550,401
Total Net Assets	$1,181,734,358	$585,546,620	$193,759,018	$99,126,510

Net Assets Consist of:
Paid-in capital	$1,033,281,554	$458,895,530	$188,316,422	$70,084,309
Total distributable earnings (loss)	148,452,804	126,651,090	5,442,596	29,042,201
Total Net Assets	$1,181,734,358	$585,546,620	$193,759,018	$99,126,510

Statements of assets and liabilities

Delaware Group® Equity Funds IV (Trust)

	Delaware Growth and Income Fund	Delaware Opportunity Fund	Delaware Global Equity Fund	Delaware Covered Call Strategy Fund
Net Asset Value

Class A:
Net assets	$1,167,637,199	$535,085,168	$190,221,290	$70,488,845
Shares of beneficial interest outstanding, unlimited authorization, no par	89,494,711	18,494,206	30,804,395	5,915,923
Net asset value per share	$13.05	$28.93	$6.18	$11.92
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$13.85	$30.69	$6.56	$12.65

Class C:
Net assets	$—	$3,191,825	$—	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	—	104,806	—	—
Net asset value per share	$—	$30.45	$—	$—

Class R:
Net assets	$—	$212,466	$—	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	—	6,973	—	—
Net asset value per share	$—	$30.47	$—	$—

Institutional Class:
Net assets	$13,986,912	$41,204,493	$3,435,868	$28,604,583
Shares of beneficial interest outstanding, unlimited authorization, no par	1,071,427	1,351,510	522,420	2,409,399
Net asset value per share	$13.05	$30.49	$6.58	$11.87

Class R6:
Net assets	$110,247	$5,852,668	$101,860	$33,082
Shares of beneficial interest outstanding, unlimited authorization, no par	8,371	190,444	15,184	2,798
Net asset value per share	$13.17	$30.73	$6.71	$11.82

*Investments, at cost	$1,055,058,167	$457,028,512	$189,216,955	$72,093,457
∆Foreign currencies, at cost	1,165	—	137,626	—
∑Options written, premium received	—	—	—	(3,065,562)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Hedged U.S. Equity Opportunities Fund	Delaware Premium Income Fund	Delaware Total Return Fund
Assets:
Investments, at value*	$58,282,105	$50,243,416	$370,637,098
Investments of affiliated issuers, at value**	—	—	10,098,000
Cash	—	—	1,159,880
Cash collateral due from brokers	595,562	—	19,844
Foreign currencies, at value∆	—	—	23,959
Receivable for securities sold	212,229	62,075	343,249
Dividends and interest receivable	60,527	12,681	1,404,745
Receivable for fund shares sold	21,800	37,440	154,300
Prepaid expenses	13,009	11,404	9,168
Foreign tax reclaims receivable	2,567	—	150,516
Unrealized appreciation on foreign currency exchange contracts	—	—	11,542
Other assets	489	345	3,374
Total Assets	59,188,288	50,367,361	384,015,675
Liabilities:
Options written, at value∑	51,930	9,542,173	—
Due to custodian	48,153	—	—
Payable for securities purchased	223,407	13,296	949,440
Other accrued expenses	173,647	110,282	575,757
Variation margin due to broker on futures contracts	111,366	—	227
Unrealized depreciation on foreign currency exchange contracts	44,575	—	—
Payable for fund shares redeemed	39,505	53,518	413,069
Investment management fees payable to affiliates	37,146	17,723	157,842
Administration expenses payable to affiliates	8,523	7,646	22,461
Distribution fees payable to affiliates	5,040	3,256	63,180
Total Liabilities	743,292	9,747,894	2,181,976
Total Net Assets	$58,444,996	$40,619,467	$381,833,699

Net Assets Consist of:
Paid-in capital	$59,113,251	$43,830,046	$374,883,967
Total distributable earnings (loss)	(668,255)	(3,210,579)	6,949,732
Total Net Assets	$58,444,996	$40,619,467	$381,833,699

Statements of assets and liabilities

Delaware Group® Equity Funds IV (Trust)

	Delaware Hedged U.S. Equity Opportunities Fund	Delaware Premium Income Fund	Delaware Total Return Fund
Net Asset Value

Class A:
Net assets	$30,728,753	$18,897,352	$379,553,006
Shares of beneficial interest outstanding, unlimited authorization, no par	3,955,034	1,764,034	27,130,566
Net asset value per share	$7.77	$10.71	$13.99
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.24	$11.36	$14.84

Institutional Class:
Net assets	$27,702,824	$21,710,634	$2,258,945
Shares of beneficial interest outstanding, unlimited authorization, no par	3,446,789	2,024,554	160,636
Net asset value per share	$8.04	$10.72	$14.06

Class R6:
Net assets	$13,419	$11,481	$21,748
Shares of beneficial interest outstanding, unlimited authorization, no par	1,664	2,203	1,541
Net asset value per share	$8.06	$5.21	$14.11

*Investments, at cost	$55,694,596	$42,439,288	$368,727,065
**Investments of affiliated issuers, at cost	—	—	6,003,000
∆Foreign currencies, at cost	—	—	24,050
∑Options written, premium received	(81,141)	(10,130,810)	—

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Group® Equity Funds IV (Trust)	Six months ended March 31, 2023 (Unaudited)

	Delaware Growth and Income Fund	Delaware Opportunity Fund	Delaware Global Equity Fund	Delaware Covered Call Strategy Fund
Investment Income:
Dividends	$18,086,770	$5,457,798	$1,580,000	$1,041,135
Foreign tax withheld	—	—	(100,479)	—
	18,086,770	5,457,798	1,479,521	1,041,135

Expenses:
Management fees	3,095,310	2,088,041	767,167	397,109
Distribution expenses — Class A	1,229,553	684,173	221,472	88,266
Distribution expenses — Class C	—	1,528	—	—
Distribution expenses — Class R	—	51	—	—
Dividend disbursing and transfer agent fees and expenses	693,361	468,610	154,695	83,729
Accounting and administration expenses	78,255	56,548	29,727	26,342
Reports and statements to shareholders expenses	68,123	77,135	39,783	18,471
Legal fees	35,372	20,708	7,373	3,513
Trustees’ fees and expenses	23,352	14,282	4,306	2,635
Custodian fees	16,979	2,279	19,700	1,434
Audit and tax fees	14,493	14,771	15,363	17,241
Registration fees	13,018	26,543	25,542	24,042
Other	31,475	20,705	12,349	5,247
	5,299,291	3,475,374	1,297,477	668,029
Less expenses waived	(250,092)	(277,774)	(195,507)	(53,430)
Less expenses paid indirectly	(769)	(499)	(228)	(119)
Total operating expenses	5,048,430	3,197,101	1,101,742	614,480
Net Investment Income (Loss)	13,038,340	2,260,697	377,779	426,655

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,694,575	(2,311,141)	5,406,290	2,104,960
Foreign currencies	(27)	—	(121,625)	—
Foreign currency exchange contracts	—	—	12,924	—
Options written	—	—	—	(813,702)
Net realized gain (loss)	17,694,548	(2,311,141)	5,297,589	1,291,258

Net change in unrealized appreciation (depreciation) on:
Investments	87,979,105	54,506,184	38,301,284	11,878,641
Foreign currencies	27	—	96,797	—
Options written	—	—	—	(2,259,420)
Net change in unrealized appreciation (depreciation)	87,979,132	54,506,184	38,398,081	9,619,221
Net Realized and Unrealized Gain (Loss)	105,673,680	52,195,043	43,695,670	10,910,479
Net Increase (Decrease) in Net Assets Resulting from Operations	$118,712,020	$54,455,740	$44,073,449	$11,337,134

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Group® Equity Funds IV (Trust)

	Delaware Hedged U.S. Equity Opportunities Fund	Delaware Premium Income Fund	Delaware Total Return Fund
Investment Income:
Dividends	$445,215	$577,688	$3,300,048
Interest	—	—	3,232,014
Foreign tax withheld	(3,184)	—	(16,565)
	442,031	577,688	6,515,497

Expenses:
Management fees	338,321	166,794	1,267,235
Distribution expenses — Class A	39,507	22,751	483,762
Dividend disbursing and transfer agent fees and expenses	42,176	28,018	297,941
Registration fees	24,543	23,039	26,543
Accounting and administration expenses	22,988	21,868	42,506
Reports and statements to shareholders expenses	18,284	9,859	60,542
Custodian fees	17,956	701	24,494
Audit and tax fees	17,911	16,538	28,246
Legal fees	2,149	1,743	12,429
Trustees’ fees and expenses	1,472	1,032	9,932
Other	9,045	6,346	71,920
	534,352	298,689	2,325,550
Less expenses waived	(112,303)	(56,962)	(274,932)
Less expenses paid indirectly	(56)	(37)	(412)
Total operating expenses	421,993	241,690	2,050,206
Net Investment Income (Loss)	20,038	335,998	4,465,291

	Delaware Hedged U.S. Equity Opportunities Fund	Delaware Premium Income Fund	Delaware Total Return Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(396,644)	$2,038,462	$(483,252)
Foreign currencies	(6,362)	—	8,257
Foreign currency exchange contracts	24,825	—	(84,879)
Futures contracts	195,438	—	42,585
Options purchased	(1,117,443)	—	—
Options written	320,491	(2,905,234)	—
Net realized gain (loss)	(979,695)	(866,772)	(517,289)

Net change in unrealized appreciation (depreciation) on:
Investments	8,173,887	6,907,342	33,589,610
Affiliated investments	—	—	156,240
Foreign currencies	235	—	24,444
Foreign currency exchange contracts	(96,107)	—	(6,899)
Futures contracts	(1,195,268)	—	(17,298)
Options purchased	(558,602)	—	—
Options written	153,251	(2,610,666)	—
Net change in unrealized appreciation (depreciation)	6,477,396	4,296,676	33,746,097
Net Realized and Unrealized Gain (Loss)	5,497,701	3,429,904	33,228,808
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,517,739	$3,765,902	$37,694,099

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Group® Equity Funds IV (Trust)

	Delaware Growth and Income Fund		Delaware Opportunity Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,038,340	$21,596,346	$2,260,697	$4,657,042
Net realized gain (loss)	17,694,548	48,422,557	(2,311,141)	51,411,929
Net change in unrealized appreciation (depreciation)	87,979,132	(116,688,551)	54,506,184	(115,048,742)
Net increase (decrease) in net assets resulting from operations	118,712,020	(46,669,648)	54,455,740	(58,979,771)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(56,007,662)	(118,622,279)	(44,800,865)	(37,289,149)
Institutional Class	(510,839)	(537,143)	(243,256)	(253,207)
Class R6	(2,368)	(5,005)	(569,615)	(2,855)
	(56,520,869)	(119,164,427)	(45,613,736)	(37,545,211)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,667,993	41,409,588	6,947,665	17,239,804
Class C	—	—	10,939	—
Class R	—	—	16,696	—
Institutional Class	5,628,665	2,075,344	1,204,781	772,501
Class R6	77,967	—	—	7,313,941

Net assets from merger:[1]
Class A	248,356,990	—	14,608,817	—
Class C	—	—	3,162,250	—
Class R	—	—	194,570	—
Institutional Class	6,292,640	—	37,475,287	—
Class R6	39,466	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	55,807,725	118,201,561	44,689,108	37,209,160
Institutional Class	510,839	537,143	243,256	253,207
Class R6	2,368	5,005	569,615	2,855
	338,384,653	162,228,641	109,122,984	62,791,468
Cost of shares redeemed:
Class A	(78,215,472)	(173,844,829)	(42,462,420)	(117,419,214)
Class C	—	—	(2,283)	—
Class R	—	—	(23)	—
Institutional Class	(2,831,497)	(2,234,427)	(963,769)	(1,607,411)
Class R6	—	(168,044)	(1,226,189)	(286,568)
	(81,046,969)	(176,247,300)	(44,654,684)	(119,313,193)
Increase (decrease) in net assets derived from capital share transactions	257,337,684	(14,018,659)	64,468,300	(56,521,725)
Net Increase (Decrease) in Net Assets	319,528,835	(179,852,734)	73,310,304	(153,046,707)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Growth and Income Fund		Delaware Opportunity Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Net Assets:
Beginning of period	$862,205,523	$1,042,058,257	$512,236,316	$665,283,023
End of period	$1,181,734,358	$862,205,523	$585,546,620	$512,236,316
[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Group® Equity Funds IV (Trust)

	Delaware Global Equity Fund		Delaware Covered Call Strategy Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$377,779	$2,086,694	$426,655	$504,332
Net realized gain (loss)	5,297,589	4,870,348	1,291,258	14,351,113
Net change in unrealized appreciation (depreciation)	38,398,081	(51,611,908)	9,619,221	(24,200,050)
Net increase (decrease) in net assets resulting from operations	44,073,449	(44,654,866)	11,337,134	(9,344,605)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,648,967)	(27,926,187)	(7,554,032)	(293,225)
Institutional Class	(118,916)	(308,721)	(3,201,770)	(200,734)
Class R6	(355)	(2,753)	(4,892)	(389)
	(3,768,238)	(28,237,661)	(10,760,694)	(494,348)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,443,097	4,454,122	1,097,351	4,018,636
Institutional Class	2,679,421	461,517	1,117,476	2,261,053
Class R6	79,189	4,931	—	2,437

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,628,491	27,811,296	7,520,343	291,899
Institutional Class	118,817	308,721	2,995,957	188,105
Class R6	355	2,753	4,892	389
	10,949,370	33,043,340	12,736,019	6,762,519
Cost of shares redeemed:
Class A	(13,670,473)	(37,938,828)	(8,337,511)	(23,196,926)
Institutional Class	(1,903,567)	(13,341,218)	(3,785,545)	(6,008,529)
Class R6	(947)	(124,180)	(15,612)	(2,510)
	(15,574,987)	(51,404,226)	(12,138,668)	(29,207,965)
Increase (decrease) in net assets derived from capital share transactions	(4,625,617)	(18,360,886)	597,351	(22,445,446)
Net Increase (Decrease) in Net Assets	35,679,594	(91,253,413)	1,173,791	(32,284,399)

Net Assets:
Beginning of period	158,079,424	249,332,837	97,952,719	130,237,118
End of period	$193,759,018	$158,079,424	$99,126,510	$97,952,719

See accompanying notes, which are an integral part of the financial statements.

	Delaware Hedged U.S. Equity Opportunities Fund		Delaware Premium Income Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$20,038	$(191,461)	$335,998	$632,948
Net realized gain (loss)	(979,695)	4,769,144	(866,772)	5,620,027
Net change in unrealized appreciation (depreciation)	6,477,396	(14,856,819)	4,296,676	(7,477,518)
Net increase (decrease) in net assets resulting from operations	5,517,739	(10,279,136)	3,765,902	(1,224,543)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,751,132)	(4,567,062)	(145,656)	(235,057)
Institutional Class	(2,238,906)	(2,718,430)	(187,530)	(393,307)
Class R6	(1,095)	(1,592)	(264)	(501)
	(4,991,133)	(7,287,084)	(333,450)	(628,865)

Capital Share Transactions:
Proceeds from shares sold:
Class A	590,628	2,831,905	3,251,878	863,393
Institutional Class	4,260,512	14,149,641	1,256,571	5,356,097

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,748,192	4,536,813	144,068	233,351
Institutional Class	2,238,906	2,718,430	182,156	383,963
Class R6	1,095	1,592	264	501
	9,839,333	24,238,381	4,834,937	6,837,305
Cost of shares redeemed:
Class A	(4,190,145)	(10,596,993)	(2,787,176)	(5,518,580)
Institutional Class	(5,202,043)	(8,328,161)	(5,553,039)	(7,031,768)
Class R6	(825)	(1,294)	—	(4,866)
	(9,393,013)	(18,926,448)	(8,340,215)	(12,555,214)
Increase (decrease) in net assets derived from capital share transactions	446,320	5,311,933	(3,505,278)	(5,717,909)
Net Increase (Decrease) in Net Assets	972,926	(12,254,287)	(72,826)	(7,571,317)

Net Assets:
Beginning of period	57,472,070	69,726,357	40,692,293	48,263,610
End of period	$58,444,996	$57,472,070	$40,619,467	$40,692,293

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Group® Equity Funds IV (Trust)

	Delaware Total
	Return Fund
	Six months
	ended
	3/31/23	Year ended
	(Unaudited)	9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,465,291	$7,509,204
Net realized gain (loss)	(517,289)	8,177,394
Net change in unrealized appreciation (depreciation)	33,746,097	(64,046,514)
Net increase (decrease) in net assets resulting from operations	37,694,099	(48,359,916)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,630,873)	(66,753,234)
Institutional Class	(123,520)	(193,053)
Class R6	(1,054)	(5,008)
	(12,755,447)	(66,951,295)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,036,829	16,574,089
Institutional Class	2,393,996	1,503,765
Class R6	600	1,249

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,552,417	66,447,123
Institutional Class	123,520	193,053
Class R6	1,054	5,008
	27,108,416	84,724,287
Cost of shares redeemed:
Class A	(39,304,356)	(87,505,956)
Institutional Class	(2,232,954)	(783,363)
Class R6	(11,531)	(29,804)
	(41,548,841)	(88,319,123)
Decrease in net assets derived from capital share transactions	(14,440,425)	(3,594,836)
Net Increase (Decrease) in Net Assets	10,498,227	(118,906,047)

Net Assets:
Beginning of period	371,335,472	490,241,519
End of period	$381,833,699	$371,335,472

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Growth and Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$12.21	$14.62	$11.94	$19.85	$24.41	$23.30

Income (loss) from investment operations:
Net investment income[3]	0.18	0.30	0.25	0.23	0.27	0.26
Net realized and unrealized gain (loss)	1.46	(0.99)	3.34	(0.95)	(0.54)	2.11
Total from investment operations	1.64	(0.69)	3.59	(0.72)	(0.27)	2.37

Less dividends and distributions from:
Net investment income	(0.16)	(0.37)	(0.21)	(0.25)	(0.27)	(0.32)
Net realized gain	(0.64)	(1.35)	(0.70)	(6.94)	(4.02)	(0.94)
Total dividends and distributions	(0.80)	(1.72)	(0.91)	(7.19)	(4.29)	(1.26)

Net asset value, end of period	$13.05	$12.21	$14.62	$11.94	$19.85	$24.41

Total return[4]	13.31%[5]	(5.81)%[5]	30.89%	(7.99)%	2.02%	10.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,167,637	$857,819	$1,037,062	$1,023,821	$1,464,393	$1,653,563
Ratio of expenses to average net assets[6]	1.02%	1.04%	1.07%	1.10%	1.13%	1.14%
Ratio of expenses to average net assets prior to fees waived[6]	1.07%	1.06%	1.07%	1.10%	1.13%	1.14%
Ratio of net investment income to average net assets	2.63%	2.13%	1.82%	1.71%	1.37%	1.08%
Ratio of net investment income to average net assets prior to fees waived	2.58%	2.10%	1.82%	1.71%	1.37%	1.08%
Portfolio turnover	10%	23%	51%	113%[7]	55%	34%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class A shares of Delaware Growth and Income Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Growth and Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$12.23	$14.64	$11.99	$19.87	$24.58	$23.46

Income (loss) from investment operations:
Net investment income[3]	0.21	0.34	0.29	0.30	0.33	0.35
Net realized and unrealized gain (loss)	1.44	(0.99)	3.34	(0.98)	(0.55)	2.11
Total from investment operations	1.65	(0.65)	3.63	(0.68)	(0.22)	2.46

Less dividends and distributions from:
Net investment income	(0.19)	(0.41)	(0.28)	(0.26)	(0.47)	(0.40)
Net realized gain	(0.64)	(1.35)	(0.70)	(6.94)	(4.02)	(0.94)
Total dividends and distributions	(0.83)	(1.76)	(0.98)	(7.20)	(4.49)	(1.34)

Net asset value, end of period	$13.05	$12.23	$14.64	$11.99	$19.87	$24.58

Total return[4]	13.34%[5]	(5.54)%[5]	31.19%	(7.68)%[5]	2.26%	10.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,987	$4,360	$4,804	$4,063	$21,597	$142,220
Ratio of expenses to average net assets[6]	0.77%	0.78%	0.82%	0.85%	0.83%	0.79%
Ratio of expenses to average net assets prior to fees waived[6]	0.82%	0.81%	0.82%	0.86%	0.83%	0.79%
Ratio of net investment income to average net assets	3.06%	2.41%	2.08%	1.98%	1.66%	1.44%
Ratio of net investment income to average net assets prior to fees waived	3.01%	2.38%	2.08%	1.97%	1.66%	1.44%
Portfolio turnover	10%	23%	51%	113%[7]	55%	34%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Institutional Class shares of Delaware Growth and Income Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth and Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$12.33	$14.72	$12.01	$19.92	$24.52	$23.39

Income (loss) from investment operations:
Net investment income[3]	0.22	0.37	0.30	0.29	0.35	0.36
Net realized and unrealized gain (loss)	1.45	(1.01)	3.35	(0.96)	(0.56)	2.12
Total from investment operations	1.67	(0.64)	3.65	(0.67)	(0.21)	2.48

Less dividends and distributions from:
Net investment income	(0.19)	(0.40)	(0.24)	(0.30)	(0.37)	(0.41)
Net realized gain	(0.64)	(1.35)	(0.70)	(6.94)	(4.02)	(0.94)
Total dividends and distributions	(0.83)	(1.75)	(0.94)	(7.24)	(4.39)	(1.35)

Net asset value, end of period	$13.17	$12.33	$14.72	$12.01	$19.92	$24.52

Total return[4]	13.42%[5]	(5.45)%	31.25%[5]	(7.63)%[5]	2.34%	10.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110	$27	$192	$2,710	$5,597	$11,067
Ratio of expenses to average net assets[6]	0.74%	0.73%	0.75%	0.76%	0.75%	0.74%
Ratio of expenses to average net assets prior to fees waived[6]	0.75%	0.73%	0.76%	0.81%	0.75%	0.74%
Ratio of net investment income to average net assets	3.22%	2.57%	2.29%	2.07%	1.75%	1.49%
Ratio of net investment income to average net assets prior to fees waived	3.21%	2.57%	2.28%	2.02%	1.75%	1.49%
Portfolio turnover	10%	23%	51%	113%[7]	55%	34%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class R6 shares of Delaware Growth and Income Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Opportunity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$28.57	$33.94	$23.26	$37.79	$42.06	$41.86

Income (loss) from investment operations:
Net investment income[3]	0.12	0.25	0.43	0.16	0.12	0.39
Net realized and unrealized gain (loss)	2.86	(3.64)	10.48	(3.01)	(0.60)	2.31
Total from investment operations	2.98	(3.39)	10.91	(2.85)	(0.48)	2.70

Less dividends and distributions from:
Net investment income	(0.20)	(0.39)	(0.23)	(0.24)	(0.38)	(0.12)
Net realized gain	(2.42)	(1.59)	—	(11.44)	(3.41)	(2.38)
Total dividends and distributions	(2.62)	(1.98)	(0.23)	(11.68)	(3.79)	(2.50)

Net asset value, end of period	$28.93	$28.57	$33.94	$23.26	$37.79	$42.06

Total return[4]	10.42%[5]	(10.87)%[5]	47.10%[5]	(13.31)%[5]	0.80%	6.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$535,085	$502,949	$660,973	$599,543	$915,339	$1,010,312
Ratio of expenses to average net assets[6]	1.15%	1.16%	1.20%	1.21%	1.20%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.24%	1.20%	1.20%	1.24%	1.20%	1.20%
Ratio of net investment income to average net assets	0.80%	0.73%	1.40%	0.62%	0.32%	0.93%
Ratio of net investment income to average net assets prior to fees waived	0.71%	0.69%	1.40%	0.59%	0.32%	0.93%
Portfolio turnover	9%	17%	13%	120%[7]	47%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class A shares of Delaware Opportunity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

2/28/23[1]
to
3/31/23
(Unaudited)
Net asset value, beginning of period	$32.50

Income (loss) from investment operations:
Net investment income[2]	— [3]
Net realized and unrealized loss	(2.05)[4]
Total from investment operations	(2.05)

Net asset value, end of period	$30.45

Total return[5]	(5.35)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,192
Ratio of expenses to average net assets[6]	1.89%
Ratio of expenses to average net assets prior to fees waived[6]	2.05%
Ratio of net investment income to average net assets	0.03%
Ratio of net investment loss to average net assets prior to fees waived	(0.13)%
Portfolio turnover	9%[7]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of operations due to the timing of portfolio share transactions in relation to fluctuating market values.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended March 31, 2023.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Opportunity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

2/28/23[1]
to
3/31/23
(Unaudited)
Net asset value, beginning of period	$32.50

Income (loss) from investment operations:
Net investment income[2]	0.01
Net realized and unrealized loss	(2.04)[3]
Total from investment operations	(2.03)

Net asset value, end of period	$30.47

Total return[4]	(5.28)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212
Ratio of expenses to average net assets[5]	1.39%
Ratio of expenses to average net assets prior to fees waived[5]	1.52%
Ratio of net investment income to average net assets	0.52%
Ratio of net investment income to average net assets prior to fees waived	0.39%
Portfolio turnover	9%[6]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of operations due to the timing of portfolio share transactions in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the period ended March 31, 2023.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$29.98	$35.58	$24.37	$38.75	$42.91	$42.56

Income (loss) from investment operations:
Net investment income[3]	0.15	0.35	0.52	0.24	0.23	0.61
Net realized and unrealized gain (loss)	3.03	(3.80)	10.99	(3.18)	(0.58)	2.27
Total from investment operations	3.18	(3.45)	11.51	(2.94)	(0.35)	2.88

Less dividends and distributions from:
Net investment income	(0.25)	(0.56)	(0.30)	—	(0.40)	(0.15)
Net realized gain	(2.42)	(1.59)	—	(11.44)	(3.41)	(2.38)
Total dividends and distributions	(2.67)	(2.15)	(0.30)	(11.44)	(3.81)	(2.53)

Net asset value, end of period	$30.49	$29.98	$35.58	$24.37	$38.75	$42.91

Total return[4]	10.62%[5]	(10.61)%[5]	47.50%[5]	(13.04)%[5]	1.14%	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,205	$2,925	$4,083	$2,490	$10,325	$149,481
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.90%	0.95%	0.92%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.02%	0.95%	0.95%	1.04%	0.92%	0.89%
Ratio of net investment income to average net assets	1.03%	0.99%	1.59%	0.83%	0.62%	1.42%
Ratio of net investment income to average net assets prior to fees waived	0.91%	0.94%	1.54%	0.74%	0.62%	1.42%
Portfolio turnover	9%	17%	13%	120%[7]	47%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Institutional Class shares of Delaware Opportunity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Opportunity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$30.43	$35.51	$24.04	$38.71	$42.87	$42.49

Income (loss) from investment operations:
Net investment income[3]	0.19	0.59	0.54	0.28	0.27	0.59
Net realized and unrealized gain (loss)	3.05	(4.08)	10.93	(3.11)	(0.59)	2.33
Total from investment operations	3.24	(3.49)	11.47	(2.83)	(0.32)	2.92

Less dividends and distributions from:
Net investment income	(0.52)	—	—	(0.40)	(0.43)	(0.16)
Net realized gain	(2.42)	(1.59)	—	(11.44)	(3.41)	(2.38)
Total dividends and distributions	(2.94)	(1.59)	—	(11.84)	(3.84)	(2.54)

Net asset value, end of period	$30.73	$30.43	$35.51	$24.04	$38.71	$42.87

Total return[4]	10.64%[5]	(10.50)%[5]	47.71%[5]	(12.93)%[5]	1.23%	6.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,853	$6,362	$227	$1,029	$2,338	$5,793
Ratio of expenses to average net assets[6]	0.78%	0.78%	0.78%	0.79%	0.78%	0.77%
Ratio of expenses to average net assets prior to fees waived[6]	0.92%	0.95%	0.88%	0.95%	0.78%	0.77%
Ratio of net investment income to average net assets	1.16%	1.84%	1.75%	1.00%	0.73%	1.38%
Ratio of net investment income to average net assets prior to fees waived	1.02%	1.67%	1.65%	0.84%	0.73%	1.38%
Portfolio turnover	9%	17%	13%	120%[7]	47%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class R6 shares of Delaware Opportunity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$4.92	$7.13	$6.67	$7.50	$8.81	$8.60

Income (loss) from investment operations:
Net investment income (loss)[3]	0.01	0.06	0.07	0.06	0.04	(0.01)
Net realized and unrealized gain (loss)	1.36	(1.39)	0.73	0.23	(0.35)	0.89
Total from investment operations	1.37	(1.33)	0.80	0.29	(0.31)	0.88

Less dividends and distributions from:
Net investment income	(0.03)	(0.07)	(0.07)	(0.08)	—	(0.04)
Net realized gain	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)	(0.63)
Total dividends and distributions	(0.11)	(0.88)	(0.34)	(1.12)	(1.00)	(0.67)

Net asset value, end of period	$6.18	$4.92	$7.13	$6.67	$7.50	$8.81

Total return[4]	28.25%[5]	(21.35)%[5]	12.11%	3.89%[5]	(1.48)%[5]	10.69%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$190,221	$156,157	$233,850	$271,088	$344,592	$393,697
Ratio of expenses to average net assets[6]	1.22%	1.30%	1.36%	1.41%	1.44%	1.43%
Ratio of expenses to average net assets prior to fees waived[6]	1.44%	1.39%	1.36%	1.42%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets	0.41%	1.00%	0.94%	0.86%	0.55%	(0.16)%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.19%	0.91%	0.94%	0.85%	0.53%	(0.21)%
Portfolio turnover	14%	30%	34%	128%	119%	132%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Global Fund were reorganized into Class A shares of Delaware Global Equity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Global Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$5.26	$7.48	$6.97	$7.74	$9.03	$8.78

Income (loss) from investment operations:
Net investment income[3]	0.02	0.07	0.09	0.07	0.07	0.02
Net realized and unrealized gain (loss)	1.46	(1.48)	0.77	0.25	(0.36)	0.91
Total from investment operations	1.48	(1.41)	0.86	0.32	(0.29)	0.93

Less dividends and distributions from:
Net investment income	(0.08)	—	(0.08)	(0.05)	—	(0.05)
Net realized gain	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)	(0.63)
Total dividends and distributions	(0.16)	(0.81)	(0.35)	(1.09)	(1.00)	(0.68)

Net asset value, end of period	$6.58	$5.26	$7.48	$6.97	$7.74	$9.03

Total return[4]	28.47%	(21.24)%	12.54%	4.24%	(1.20)%	11.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,436	$1,906	$15,345	$17,475	$75,077	$228,234
Ratio of expenses to average net assets[5]	0.97%	1.03%	1.07%	1.09%	1.09%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	1.19%	1.12%	1.11%	1.18%	1.11%	1.10%
Ratio of net investment income to average net assets	0.70%	1.08%	1.24%	0.93%	0.95%	0.25%
Ratio of net investment income to average net assets prior to fees waived	0.48%	0.99%	1.20%	0.84%	0.93%	0.20%
Portfolio turnover	14%	30%	34%	128%	119%	132%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Global Fund were reorganized into Institutional Class shares of Delaware Global Equity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$5.33	$7.58	$6.98	$7.80	$9.08	$8.82

Income (loss) from investment operations:
Net investment income[3]	0.03	0.07	0.02	0.08	0.07	0.03
Net realized and unrealized gain (loss)	1.48	(1.50)	0.85	0.25	(0.35)	0.91
Total from investment operations	1.51	(1.43)	0.87	0.33	(0.28)	0.94

Less dividends and distributions from:
Net investment income	(0.05)	(0.01)	—	(0.11)	—	(0.05)
Net realized gain	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)	(0.63)
Total dividends and distributions	(0.13)	(0.82)	(0.27)	(1.15)	(1.00)	(0.68)

Net asset value, end of period	$6.71	$5.33	$7.58	$6.98	$7.80	$9.08

Total return[4]	28.55%	(21.21)%	12.61%	4.32%	(1.08)%	11.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102	$16	$138	$1,317	$1,946	$4,419
Ratio of expenses to average net assets[5]	0.92%	0.98%	1.02%	1.03%	1.02%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.05%	1.05%	1.13%	1.04%	1.05%
Ratio of net investment income to average net assets	1.01%	0.97%	0.31%	1.21%	0.95%	0.29%
Ratio of net investment income to average net assets prior to fees waived	0.81%	0.90%	0.28%	1.11%	0.93%	0.24%
Portfolio turnover	14%	30%	34%	128%	119%	132%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Global Fund were reorganized into Class R6 shares of Delaware Global Equity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Covered Call Strategy Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$11.91	$13.12	$10.99	$11.81	$11.83	$11.18

Income (loss) from investment operations:
Net investment income[3]	0.05	0.05	0.06	0.13	0.12	0.11
Net realized and unrealized gain (loss)	1.32	(1.21)	2.14	(0.82)	(0.02)	0.64
Total from investment operations	1.37	(1.16)	2.20	(0.69)	0.10	0.75

Less dividends and distributions from:
Net investment income	(0.05)	(0.05)	(0.07)	(0.13)	(0.12)	(0.10)
Net realized gain	(1.31)	—	—	—	—	—
Total dividends and distributions	(1.36)	(0.05)	(0.07)	(0.13)	(0.12)	(0.10)

Net asset value, end of period	$11.92	$11.91	$13.12	$10.99	$11.81	$11.83

Total return[4]	12.06%	(8.88)%	20.11%	(5.75)%	0.97%	6.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,489	$69,714	$95,583	$121,566	$211,777	$237,103
Ratio of expenses to average net assets[5]	1.31%	1.31%	1.31%	1.32%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.42%	1.36%	1.35%	1.37%	1.28%	1.28%
Ratio of net investment income to average net assets	0.79%	0.35%	0.51%	1.15%	1.11%	0.95%
Ratio of net investment income to average net assets prior to fees waived	0.68%	0.30%	0.47%	1.10%	1.13%	0.97%
Portfolio turnover	3%	12%	41%	49%	34%	107%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Covered Call Strategy Fund were reorganized into Class A shares of Delaware Covered Call Strategy Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Covered Call Strategy Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$11.87	$13.08	$10.96	$11.78	$11.80	$11.16

Income (loss) from investment operations:
Net investment income[3]	0.06	0.08	0.09	0.15	0.16	0.14
Net realized and unrealized gain (loss)	1.31	(1.21)	2.14	(0.81)	(0.02)	0.64
Total from investment operations	1.37	(1.13)	2.23	(0.66)	0.14	0.78

Less dividends and distributions from:
Net investment income	(0.06)	(0.08)	(0.11)	(0.16)	(0.16)	(0.14)
Net realized gain	(1.31)	—	—	—	—	—
Total dividends and distributions	(1.37)	(0.08)	(0.11)	(0.16)	(0.16)	(0.14)

Net asset value, end of period	$11.87	$11.87	$13.08	$10.96	$11.78	$11.80

Total return[4]	12.17%	(8.67)%	20.40%	(5.54)%	1.25%	7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,605	$28,195	$34,606	$37,887	$66,252	$114,275
Ratio of expenses to average net assets[5]	1.06%	1.06%	1.07%	1.10%	1.00%	0.97%
Ratio of expenses to average net assets prior to fees waived[5]	1.17%	1.11%	1.10%	1.12%	0.96%	1.03%
Ratio of net investment income to average net assets	1.04%	0.61%	0.75%	1.38%	1.41%	1.25%
Ratio of net investment income to average net assets prior to fees waived	0.93%	0.56%	0.72%	1.36%	1.45%	1.19%
Portfolio turnover	3%	12%	41%	49%	34%	107%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Covered Call Strategy Fund were reorganized into Institutional Class shares of Delaware Covered Call Strategy Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Covered Call Strategy Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$11.82	$13.03	$10.91	$11.69	$11.72	$11.17

Income (loss) from investment operations:
Net investment income[3]	0.07	0.11	0.12	0.18	0.17	0.16
Net realized and unrealized gain (loss)	1.31	(1.21)	2.12	(0.81)	(0.02)	0.63
Total from investment operations	1.38	(1.10)	2.24	(0.63)	0.15	0.79

Less dividends and distributions from:
Net investment income	(0.07)	(0.11)	(0.12)	(0.15)	(0.18)	(0.24)
Net realized gain	(1.31)	—	—	—	—	—
Total dividends and distributions	(1.38)	(0.11)	(0.12)	(0.15)	(0.18)	(0.24)

Net asset value, end of period	$11.82	$11.82	$13.03	$10.91	$11.69	$11.72

Total return[4]	12.27%	(8.51)%	20.57%	(5.30)%	1.42%	7.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33	$44	$48	$236	$1,477	$2,913
Ratio of expenses to average net assets[5]	0.91%	0.88%	0.88%	0.89%	0.87%	0.84%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	1.03%	1.02%	1.07%	0.90%	0.89%
Ratio of net investment income to average net assets	1.14%	0.80%	1.02%	1.64%	1.54%	1.38%
Ratio of net investment income to average net assets prior to fees waived	0.96%	0.65%	0.88%	1.46%	1.51%	1.33%
Portfolio turnover	3%	12%	41%	49%	34%	107%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Covered Call Strategy Fund were reorganized into Class R6 shares of Delaware Covered Call Strategy Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$7.74	$10.20	$11.61	$12.36	$11.90	$10.77

Income (loss) from investment operations:
Net investment loss[3]	— [4]	(0.04)	(0.05)	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.75	(1.35)	1.55	1.23	0.68	1.16
Total from investment operations	0.75	(1.39)	1.50	1.21	0.67	1.13

Less dividends and distributions from:
Net investment income	—	—	—	(0.05)	—	—
Net realized gain	(0.72)	(1.07)	(2.91)	(1.91)	(0.21)	—
Total dividends and distributions	(0.72)	(1.07)	(2.91)	(1.96)	(0.21)	—

Net asset value, end of period	$7.77	$7.74	$10.20	$11.61	$12.36	$11.90

Total return[5]	9.90%	(15.48)%	14.35%	10.91%	5.92%	10.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,729	$31,348	$45,084	$55,603	$78,297	$66,746
Ratio of expenses to average net assets[6]	1.55%	1.58%	1.64%	1.66%	1.75%	1.75%
Ratio of expenses to average net assets prior to fees waived[6]	1.93%	1.83%	1.80%	1.85%	1.68%	1.76%
Ratio of net investment loss to average net assets	(0.05)%	(0.41)%	(0.48)%	(0.14)%	(0.05)%	(0.22)%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.43)%	(0.66)%	(0.64)%	(0.33)%	0.02%	(0.23)%
Portfolio turnover	23%	70%	60%	109%	124%	56%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class A shares of Delaware Hedged U.S. Equity Opportunities Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Hedged U.S. Equity Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$7.98	$10.45	$11.79	$12.48	$11.99	$10.81

Income (loss) from investment operations:
Net investment income (loss)[3]	0.01	(0.01)	(0.02)	0.02	0.03	0.02
Net realized and unrealized gain (loss)	0.77	(1.39)	1.59	1.25	0.67	1.16
Total from investment operations	0.78	(1.40)	1.57	1.27	0.70	1.18

Less dividends and distributions from:
Net investment income	—	—	—	(0.05)	— [4]	—
Net realized gain	(0.72)	(1.07)	(2.91)	(1.91)	(0.21)	—
Total dividends and distributions	(0.72)	(1.07)	(2.91)	(1.96)	(0.21)	—

Net asset value, end of period	$8.04	$7.98	$10.45	$11.79	$12.48	$11.99

Total return[5]	9.98%	(15.17)%	14.79%	11.28%	6.14%	10.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,703	$26,111	$24,625	$19,229	$44,543	$94,955
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.30%	1.33%	1.42%	1.42%
Ratio of expenses to average net assets prior to fees waived[6]	1.68%	1.59%	1.56%	1.62%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	0.21%	(0.10)%	(0.15)%	0.21%	0.27%	0.16%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.17)%	(0.39)%	(0.41)%	(0.08)%	0.30%	0.18%
Portfolio turnover	23%	70%	60%	109%	124%	56%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Institutional Class shares of Delaware Hedged U.S. Equity Opportunities Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$8.00	$10.47	$11.80	$12.53	$12.01	$10.82

Income (loss) from investment operations:
Net investment income[3]	0.01	— [4]	— [4]	0.04	0.04	0.02
Net realized and unrealized gain (loss)	0.77	(1.40)	1.58	1.24	0.69	1.17
Total from investment operations	0.78	(1.40)	1.58	1.28	0.73	1.19

Less dividends and distributions from:
Net investment income	—	—	—	(0.10)	— [4]	—
Net realized gain	(0.72)	(1.07)	(2.91)	(1.91)	(0.21)	—
Total dividends and distributions	(0.72)	(1.07)	(2.91)	(2.01)	(0.21)	—

Net asset value, end of period	$8.06	$8.00	$10.47	$11.80	$12.53	$12.01

Total return[5]	10.09%	(15.14)%	14.92%	11.41%	6.39%	11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$13	$17	$91	$341	$574
Ratio of expenses to average net assets[6]	1.21%	1.20%	1.20%	1.23%	1.31%	1.31%
Ratio of expenses to average net assets prior to fees waived[6]	1.60%	1.49%	1.49%	1.57%	1.30%	1.39%
Ratio of net investment income (loss) to average net assets	0.29%	(0.02)%	(0.05)%	0.31%	0.37%	0.21%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10)%	(0.31)%	(0.34)%	(0.03)%	0.38%	0.13%
Portfolio turnover	23%	70%	60%	109%	124%	56%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class R6 shares of Delaware Hedged U.S. Equity Opportunities Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Premium Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/2/18[1]
	3/31/23[2]	Year ended				to
	(Unaudited)	9/30/22	9/30/21	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$9.87	$10.32	$9.36	$10.14	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.08	0.12	0.16	0.21	0.18	0.08
Net realized and unrealized gain (loss)	0.84	(0.44)	0.96	(0.65)	0.05	0.23
Total from investment operations	0.92	(0.32)	1.12	(0.44)	0.23	0.31

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.16)	(0.21)	(0.17)	(0.05)
Net realized gain	—	—	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.08)	(0.13)	(0.16)	(0.34)	(0.35)	(0.05)

Net asset value, end of period	$10.71	$9.87	$10.32	$9.36	$10.14	$10.26

Total return[5]	9.34%	(3.18)%	11.96%	(4.24)%	2.33%	3.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,897	$16,846	$22,015	$31,472	$60,830	$41,688
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[6]	1.57%	1.50%	1.49%	1.44%	1.35%	2.07%
Ratio of net investment income to average net assets	1.46%	1.20%	1.55%	2.19%	1.74%	1.57%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.00%	1.36%	2.05%	1.69%	0.80%
Portfolio turnover	12%	23%	16%	32%	63%	77%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Class A shares of the predecessor fund First Investors Premium Income Fund were reorganized into Class A shares of Delaware Premium Income Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/2/18[1]
	3/31/23[2]	Year ended				to
	(Unaudited)	9/30/22	9/30/21	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$9.87	$10.33	$9.37	$10.16	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.09	0.15	0.18	0.23	0.20	0.10
Net realized and unrealized gain (loss)	0.85	(0.46)	0.96	(0.65)	0.07	0.22
Total from investment operations	0.94	(0.31)	1.14	(0.42)	0.27	0.32

Less dividends and distributions from:
Net investment income	(0.09)	(0.15)	(0.18)	(0.24)	(0.19)	(0.06)
Net realized gain	—	—	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.09)	(0.15)	(0.18)	(0.37)	(0.37)	(0.06)

Net asset value, end of period	$10.72	$9.87	$10.33	$9.37	$10.16	$10.26

Total return[5]	9.53%	(3.03)%	12.27%	(4.05)%	2.67%	3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,711	$23,836	$26,233	$32,769	$67,844	$34,170
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.05%	1.05%	1.05%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	1.32%	1.26%	1.24%	1.19%	1.10%	1.52%
Ratio of net investment income to average net assets	1.73%	1.45%	1.80%	2.45%	1.98%	1.86%
Ratio of net investment income to average net assets prior to fees waived	1.46%	1.24%	1.61%	2.31%	1.93%	1.36%
Portfolio turnover	12%	23%	16%	32%	63%	77%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Premium Income Fund were reorganized into Institutional Class shares of Delaware Premium Income Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Premium Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/2/18[1]
	3/31/23[2]	Year ended				to
	(Unaudited)	9/30/22	9/30/21	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$4.87	$5.23	$4.87	$5.53	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.05	0.08	0.10	0.13	0.20	0.10
Net realized and unrealized gain (loss)	0.41	(0.22)	0.50	(0.37)	(0.27)	0.23
Total from investment operations	0.46	(0.14)	0.60	(0.24)	(0.07)	0.33

Less dividends and distributions from:
Net investment income	(0.12)	(0.22)	(0.24)	(0.29)	(4.38)	(0.17)
Net realized gain	—	—	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.12)	(0.22)	(0.24)	(0.42)	(4.56)	(0.17)

Net asset value, end of period	$5.21	$4.87	$5.23	$4.87	$5.53	$10.16

Total return[5]	9.55%	(2.88)%	12.54%	(3.95)%	2.90%	3.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10	$16	$34	$29	$3,877
Ratio of expenses to average net assets[6]	0.93%	0.90%	0.90%	0.90%	0.90%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.23%	1.16%	1.17%	1.13%	1.05%	1.88%
Ratio of net investment income to average net assets	1.84%	1.59%	1.95%	2.63%	2.06%	1.88%
Ratio of net investment income to average net assets prior to fees waived	1.54%	1.33%	1.68%	2.40%	1.91%	0.89%
Portfolio turnover	12%	23%	16%	32%	63%	77%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Premium Income Fund were reorganized into Class R6 shares of Delaware Premium Income Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Total Return Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$13.11	$17.17	$14.37	$19.03	$20.22	$19.88

Income (loss) from investment operations:
Net investment income[3]	0.16	0.26	0.24	0.29	0.28	0.31
Net realized and unrealized gain (loss)	1.18	(1.90)	2.87	(0.88)	0.39	0.74
Total from investment operations	1.34	(1.64)	3.11	(0.59)	0.67	1.05

Less dividends and distributions from:
Net investment income	(0.14)	(0.27)	(0.31)	(0.33)	(0.34)	(0.36)
Net realized gain	(0.32)	(2.15)	—	(3.73)	(1.52)	(0.35)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and distributions	(0.46)	(2.42)	(0.31)	(4.07)	(1.86)	(0.71)

Net asset value, end of period	$13.99	$13.11	$17.17	$14.37	$19.03	$20.22

Total return[4]	10.27%[5]	(11.57)%	21.77%	(4.48)%	4.58%	5.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$379,553	$369,405	$488,792	$550,020	$800,910	$889,473
Ratio of expenses to average net assets[6]	1.05%	1.09%	1.13%	1.16%	1.17%	1.18%
Ratio of expenses to average net assets prior to fees waived[6]	1.19%	1.14%	1.13%	1.17%	1.17%	1.18%
Ratio of net investment income to average net assets	2.29%	1.67%	1.50%	1.89%	1.50%	1.55%
Ratio of net investment income to average net assets prior to fees waived	2.15%	1.62%	1.50%	1.88%	1.50%	1.55%
Portfolio turnover	26%	57%	94%	151%[7]	59%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Total Return Fund were reorganized into Class A shares of Delaware Total Return Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Total Return Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]			Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$13.17	$17.24	$14.43	$19.10	$20.32	$19.98

Income (loss) from investment operations:
Net investment income[3]	0.18	0.30	0.28	0.33	0.34	0.37
Net realized and unrealized gain (loss)	1.18	(1.91)	2.88	(0.90)	0.40	0.75
Total from investment operations	1.36	(1.61)	3.16	(0.57)	0.74	1.12

Less dividends and distributions from:
Net investment income	(0.15)	(0.31)	(0.35)	(0.36)	(0.44)	(0.43)
Net realized gain	(0.32)	(2.15)	—	(3.73)	(1.52)	(0.35)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and distributions	(0.47)	(2.46)	(0.35)	(4.10)	(1.96)	(0.78)

Net asset value, end of period	$14.06	$13.17	$17.24	$14.43	$19.10	$20.32

Total return[4]	10.42%[5]	(11.36)%[5]	22.06%	(4.29)%	4.93%	5.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,259	$1,901	$1,388	$769	$1,166	$1,006
Ratio of expenses to average net assets[6]	0.80%	0.83%	0.88%	0.90%	0.85%	0.84%
Ratio of expenses to average net assets prior to fees waived[6]	0.94%	0.90%	0.88%	0.90%	0.85%	0.84%
Ratio of net investment income to average net assets	2.59%	1.98%	1.68%	2.12%	1.80%	1.83%
Ratio of net investment income to average net assets prior to fees waived	2.45%	1.91%	1.68%	2.12%	1.80%	1.83%
Portfolio turnover	26%	57%	94%	151%[7]	59%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Total Return Fund were reorganized into Institutional Class shares of Delaware Total Return Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Total Return Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]			Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20[2]	9/30/19	9/30/18
Net asset value, beginning of period	$13.21	$17.29	$14.47	$19.14	$20.38	$20.05

Income (loss) from investment operations:
Net investment income[3]	0.18	0.30	0.34	0.35	0.35	0.40
Net realized and unrealized gain (loss)	1.20	(1.92)	2.85	(0.90)	0.41	0.74
Total from investment operations	1.38	(1.62)	3.19	(0.55)	0.76	1.14

Less dividends and distributions from:
Net investment income	(0.16)	(0.31)	(0.37)	(0.39)	(0.48)	(0.46)
Net realized gain	(0.32)	(2.15)	—	(3.73)	(1.52)	(0.35)
Return of capital	—	—	—	—[4]	—	—
Total dividends and distributions	(0.48)	(2.46)	(0.37)	(4.12)	(2.00)	(0.81)

Net asset value, end of period	$14.11	$13.21	$17.29	$14.47	$19.14	$20.38

Total return[5]	10.50%[6]	(11.36)%[6]	22.23%[6]	(4.17)%[6]	5.06%	5.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22	$29	$62	$762	$1,976	$34,555
Ratio of expenses to average net assets[7]	0.77%	0.79%	0.79%	0.81%	0.79%	0.77%
Ratio of expenses to average net assets prior to fees waived[7]	0.88%	0.83%	0.82%	0.89%	0.79%	0.77%
Ratio of net investment income to average net assets	2.58%	1.92%	2.16%	2.23%	1.86%	1.96%
Ratio of net investment income to average net assets prior to fees waived	2.47%	1.88%	2.13%	2.15%	1.86%	1.96%
Portfolio turnover	26%	57%	94%	151%[8]	59%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Total Return Fund were reorganized into Class R6 shares of Delaware Total Return Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)	March 31, 2023 (Unaudited)

Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 10 series. These financial statements and the related notes pertain to seven funds listed below (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Global Equity Fund, are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Global Equity Fund is considered nondiversified. The Funds offer Class A, Class C, Class R, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2023, and for all open tax years (years ended September 30, 2019 - September 30, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

To Be Announced Trades (TBA) — Delaware Total Return Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/ or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

1. Significant Accounting Policies (continued)

fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the exdividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Delaware Total Return Fund declares and pays dividends monthly. Delaware Growth and Income Fund, Delaware Covered Call Strategy Fund, and Delaware Premium Income Fund declare and pay dividends quarterly. Delaware Opportunity Fund, Delaware Global Equity Fund, and Delaware Hedged U.S. Equity Opportunities Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	On the first	On the next	On the next	In excess of
	$500 million	$500 million	$1.5 billion	$2.5 billion
Delaware Growth and Income Fund	0.650%	0.600%	0.550%	0.500%
Delaware Opportunity Fund	0.750%	0.700%	0.650%	0.600%
Delaware Global Equity Fund	0.850%	0.800%	0.750%	0.700%
Delaware Total Return Fund	0.650%	0.600%	0.550%	0.500%

	On the first	On the next	On the next	On the next	On the next	In excess
	$300 million	$200 million	$500 million	$1 billion	$1 billion	$3 billion
Delaware Covered Call Strategy Fund	0.8000%	0.7500%	0.7000%	0.6500%	0.600%	0.550%
Delaware Hedged U.S. Equity Opportunities Fund	1.1500%	1.1000%	1.0500%	1.0000%	0.950%	0.900%

Delaware Premium Income Fund pays 0.80% of the Fund’s average daily net assets.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from January 30, 2023 through January 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6*	Operating expense limitation as a percentage of average daily net assets Class R6*
Delaware Growth and Income Fund	0.77%	0.71%
Delaware Opportunity Fund	0.89%	0.78%
Delaware Global Equity Fund	0.91%	0.85%
Delaware Covered Call Strategy Fund	1.06%	0.98%
Delaware Hedged U.S. Equity Opportunities Fund	1.30%	1.24%
Delaware Premium Income Fund	1.05%	0.98%
Delaware Total Return Fund	0.79%	0.73%

*	From October 1, 2022 through January 29, 2023, the operating expense limitations were as follows:
Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6*	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Growth and Income Fund	0.77%	0.75%
Delaware Opportunity Fund	0.90%	0.78%
Delaware Global Equity Fund	1.01%	0.95%
Delaware Covered Call Strategy Fund	1.06%	0.88%
Delaware Hedged U.S. Equity Opportunities Fund	1.30%	1.20%
Delaware Premium Income Fund	1.05%	0.90%
Delaware Total Return Fund	0.81%	0.79%

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Funds, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Growth and Income Fund	$15,946
Delaware Opportunity Fund	9,914

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware Global Equity Fund	$4,280
Delaware Covered Call Strategy Fund	3,223
Delaware Hedged U.S. Equity Opportunities Fund	2,664
Delaware Premium Income Fund	2,428
Delaware Total Return Fund	7,193

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Growth and Income Fund	$286,520
Delaware Opportunity Fund	164,563
Delaware Global Equity Fund	52,896
Delaware Covered Call Strategy Fund	31,338
Delaware Hedged U.S. Equity Opportunities Fund	14,132
Delaware Premium Income Fund	11,940
Delaware Total Return Fund	109,876

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended March 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Growth and Income Fund	$18,283
Delaware Opportunity Fund	8,690
Delaware Global Equity Fund	2,552
Delaware Covered Call Strategy Fund	1,400
Delaware Hedged U.S. Equity Opportunities Fund	822
Delaware Premium Income Fund	588
Delaware Total Return Fund	7,015

For the six months ended March 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Growth and Income Fund	$38,438
Delaware Opportunity Fund	23,341
Delaware Global Equity Fund	5,763
Delaware Covered Call Strategy Fund	3,401
Delaware Hedged U.S. Equity Opportunities Fund	1,852
Delaware Premium Income Fund	955
Delaware Total Return Fund	20,380

For the six months ended March 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A
Delaware Growth and Income Fund	$25
Delaware Opportunity Fund	8

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

A summary of the transactions in affiliated companies during the six months ended March 31, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
Delaware Total Return Fund
Limited Liability Corporation—2.65%
Sc Hixson Pp=,†,p	$10,211,760	$—	$(270,000)	$—	$156,240	$10,098,000	7,200,000

(1)	The amount shown included corporate actions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3.
†	Non-income producing security.
[p]	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity.

3. Investments

For the six months ended March 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Growth and Income Fund	$99,896,273	$—	$139,470,677	$—
Delaware Opportunity Fund	49,834,597	—	83,457,248	—
Delaware Global Equity Fund	25,307,796	—	33,371,415	—
Delaware Covered Call Strategy Fund	3,467,161	—	11,316,290	—
Delaware Hedged U.S. Equity Opportunities Fund	13,212,189	—	17,944,113	—
Delaware Premium Income Fund	5,908,665	—	9,649,947	—
Delaware Total Return Fund	65,016,520	35,767,645	57,359,113	57,435,047

At March 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Growth and Income Fund	$1,055,058,167	$213,032,346	$(85,543,092)	$127,489,254
Delaware Opportunity Fund	457,028,512	146,210,397	(18,190,931)	128,019,466
Delaware Global Equity Fund	189,216,955	21,914,514	(18,621,747)	3,292,767
Delaware Covered Call Strategy Fund	69,027,895	36,163,527	(5,743,858)	30,419,669
Delaware Hedged U.S. Equity Opportunities Fund	55,613,455	6,242,615	(3,946,291)	2,296,324
Delaware Premium Income Fund	32,308,478	10,237,689	(1,844,924)	8,392,765
Delaware Total Return Fund	375,440,835	34,838,015	(29,513,556)	5,324,459

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At September 30, 2022, the Funds utilized the following capital loss carryforwards:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Premium Income Fund	$7,633,337	$—	$7,633,337

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2023:

Delaware
Growth and
Income Fund
Level 1
Securities
Assets:
Common Stocks	$1,178,984,026
Short-Term Investments	3,563,395
Total Value of Securities	$1,182,547,421
Delaware
Opportunity
Fund
Level 1
Securities
Assets:
Common Stocks	$579,039,619
Short-Term Investments	6,008,359
Total Value of Securities	$585,047,978
	Delaware Global Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$50,055,867	$140,352,141	$190,408,008
Exchange-Traded Fund	2,068,385	—	2,068,385
Short-Term Investments	33,329	—	33,329
Total Value of Securities	$52,157,581	$140,352,141	$192,509,722
Delaware Covered Call Strategy Fund
Level 1
Securities
Assets:
Common Stocks	$100,797,615
Short-Term Investments	1,726,699
Total Value of Securities Before Options Written	$102,524,314
Liabilities:
Options Written	$(3,076,750)

	Delaware Hedged U.S. Equity Opportunities Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$3,472,509	$—	$3,472,509
Consumer Discretionary	6,221,960	145,562	6,367,522
Consumer Staples	3,520,077	233,911	3,753,988
Energy	1,737,443	—	1,737,443
Financials	7,637,481	—	7,637,481
Healthcare	7,676,466	156,183	7,832,649
Industrials	7,211,815	417,938	7,629,753
Information Technology	12,303,940	75,121	12,379,061
Materials	2,703,651	211,049	2,914,700
Real Estate	1,572,019	—	1,572,019
Utilities	1,065,610	206,625	1,272,235
Exchange-Traded Funds	575,158	—	575,158
Options Purchased	—	190,165	190,165
Short-Term Investments	947,422	—	947,422
Total Value of Securities Before Options Written	$56,645,551	$1,636,554	$58,282,105
Liabilities:
Options Written	$—	$(51,930)	$(51,930)

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(44,575)	$(44,575)
Futures Contracts	(275,821)	—	(275,821)
[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Delaware Premium Income Fund
Level 1
Securities
Assets:
Common Stocks	$49,339,604
Short-Term Investments	903,812
Total Value of Securities Before Options Written	$50,243,416
Liabilities:
Options Written	$(9,542,173)

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware Total Return Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$14,980,701	$—	$14,980,701
Collateralized Debt Obligations	—	1,287,563	—	1,287,563
Common Stocks	187,837,460	19,544,779	—	207,382,239
Convertible Bonds	—	28,900,580	—	28,900,580
Convertible Preferred Stock	5,615,973	—	—	5,615,973
Corporate Bonds	—	46,692,577	—	46,692,577
Exchange-Traded Funds	35,283,508	—	—	35,283,508
Limited Liability Corporation	—	—	10,098,000	10,098,000
Non-Agency Asset-Backed Securities	—	1,140,864	—	1,140,864
Non-Agency Commercial Mortgage-Backed Securities	—	5,909,386	—	5,909,386
Sovereign Bonds	—	7,309,948	—	7,309,948
Supranational Banks	—	453,628	—	453,628
US Treasury Obligations	—	11,008,643	—	11,008,643
Short-Term Investments	4,671,488	—	—	4,671,488
Total Value of Securities	$233,408,429	$137,228,669	$10,098,000	$380,735,098

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$11,542	$—	$11,542
Futures Contracts	49,508	—	—	49,508
Liabilities:
Futures Contracts	$(30,854)	$—	$—	$(30,854)
[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at March 31, 2023, the majority of Delaware Global Equity Fund’s common stock investments were categorized as Level 2.

During the six months ended March 31, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period except for Delaware Total Return Fund. There were no Level 3 investments during the six months ended March 31, 2023 for Delaware Growth and Income Fund, Delaware Opportunity Fund, Delaware Global Equity Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund and Delaware Premium Income Fund.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Delaware Total Return Fund:

Limited Liability Corporation
Balance as of 9/30/22	$10,211,760
Corporate actions	(270,000)
Net change in unrealized appreciation/depreciation	156,240
Balance as of 3/31/23	10,098,000
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/23	$156,240

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by Delaware Management Company’s Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity.

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Delaware Total Return Fund is as follows:

Security	Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Sc Hixson Pp	Limited Liability Corporation	$10,098,000	Market Cap Rate method (using trailing 12 month NOI adjusted for assets and liabilities)	Liquidity Discount Cap Rate	5% 6.15%

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Growth and Income Fund		Delaware Opportunity Fund		Delaware Global Equity Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	3/31/23	9/30/22	3/31/23	9/30/22	3/31/23	9/30/22
Shares sold:
Class A	1,562,625	2,990,440	227,725	515,466	810,556	738,993
Class C	—	—	263	—	—	—
Class R	—	—	538	—	—	—
Institutional Class	404,453	148,531	37,082	21,861	446,936	76,063
Class R6	2,994	—	—	210,878	12,349	643

Shares from merger:[1]
Class A	19,192,196	—	508,806	—	—	—
Class C	—	—	104,619	—	—	—
Class R	—	—	6,436	—	—	—
Institutional Class	485,464	—	1,239,450	—	—	—
Class R6	3,018	—	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	4,201,422	8,643,164	1,540,473	1,102,820	651,435	4,414,491
Institutional Class	38,603	39,285	7,968	7,168	20,036	45,872
Class R6	179	362	18,506	80	59	404
	25,890,954	11,821,782	3,691,866	1,858,273	1,941,371	5,276,466

Shares redeemed:
Class A	(5,717,900)	(12,335,093)	(1,386,229)	(3,491,824)	(2,425,160)	(6,198,048)
Class C	—	—	(76)	—	—	—
Class R	—	—	(1)	—	—	—
Institutional Class	(213,627)	(159,503)	(30,574)	(46,191)	(306,942)	(1,812,164)
Class R6	—	(11,223)	(37,141)	(8,285)	(176)	(16,324)
	(5,931,527)	(12,505,819)	(1,454,021)	(3,546,300)	(2,732,278)	(8,026,536)
Net increase (decrease)	19,959,427	(684,037)	2,237,845	(1,688,027)	(790,907)	(2,750,070)

1 See Note 5.

	Delaware Covered Call Strategy Fund		Delaware Hedged U.S. Equity Opportunities Fund		Delaware Premium Income Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	3/31/23	9/30/22	3/31/23	9/30/22	3/31/23	9/30/22
Shares sold:
Class A	91,676	305,084	74,666	313,481	311,250	83,192
Institutional Class	93,613	172,516	528,979	1,539,754	121,001	515,979
Class R6	—	183	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	663,507	23,076	362,558	481,104	13,789	22,639
Institutional Class	265,234	14,759	285,574	280,541	17,409	37,236
Class R6	435	31	139	164	51	97
	1,114,465	515,649	1,251,916	2,615,044	463,500	659,143

Shares redeemed:
Class A	(692,648)	(1,762,408)	(529,812)	(1,167,238)	(268,216)	(530,939)
Institutional Class	(324,074)	(458,772)	(640,207)	(904,434)	(528,212)	(678,230)
Class R6	(1,326)	(191)	(101)	(122)	—	(907)
	(1,018,048)	(2,221,371)	(1,170,120)	(2,071,794)	(796,428)	(1,210,076)
Net increase (decrease)	96,417	(1,705,722)	81,796	543,250	(332,928)	(550,933)

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Delaware Total Return Fund
	Six months ended	Year ended
	3/31/23	9/30/22
Shares sold:
Class A	849,941	1,088,423
Institutional Class	165,792	102,623
Class R6	43	81

Shares issued upon reinvestment of dividends and distributions:
Class A	907,667	4,280,886
Institutional Class	8,892	12,427
Class R6	75	320
	1,932,410	5,484,760
Shares redeemed:
Class A	(2,811,962)	(5,657,920)
Institutional Class	(158,373)	(51,229)
Class R6	(819)	(1,724)
	(2,971,154)	(5,710,873)
Net decrease	(1,038,744)	(226,113)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on previous pages and on the “Statements of changes in net assets.” For the six months ended March 31, 2023 and the year ended September 30, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Growth and Income Fund
Six months ended
3/31/23	15,914	3,026	15,890	2,997	$249,414
Year ended
9/30/22	1,124	—	1,121	—	16,639

Delaware Opportunity Fund
Six months ended
3/31/23	759	—	724	—	22,806

Delaware Global Equity Fund
Six months ended
3/31/23	—	12,585	—	12,349	79,159
Year ended
9/30/22	1,324	—	1,262	—	9,454

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Covered Call Strategy Fund
Six months ended
3/31/23	404	—	406	—	$4,731

Delaware Hedged U.S. Equity Opportunities Fund
Six months ended
3/31/23	238	—	230	—	1,891

Delaware Premium Income Fund
Six months ended
3/31/23	729	—	728	—	7,772

Delaware Total Return Fund
Six months ended
3/31/23	10,662	—	10,614	—	150,369
Year ended
9/30/22	7,937	—	7,900	—	112,953

Delaware Opportunity Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund and Delaware Premium Income Fund did not have any exchange transactions for the year ended September 30, 2022.

5. Reorganization

On November 10, 2022, the Board approved a proposal to reorganize Delaware Equity Income Fund, a series of the Trust (the “Acquired Fund I”) with and into Delaware Growth and Income Fund (the “Acquiring Fund I”) and a proposal to reorganize Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I, (the “Acquired Fund II”, and together with Acquired Fund I, the “Acquired Funds”) with and into Delaware Opportunity Fund (the “Acquiring Fund II”, and together with Acquired Fund I, the “Acquired Funds”), (the “Reorganizations”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of Acquired Fund I and Acquired Fund II were acquired by the Acquiring Fund I and Acquiring Fund II, respectively, and (ii) the Trust, on behalf of Acquiring Fund I and Acquiring Fund II, assumed the liabilities of Acquired Fund I and Acquired Fund II, in exchange for shares of Acquiring Fund I and Acquiring Fund II, respectively. In accordance with the Plan, Acquired Fund I and Acquiring Fund II liquidated and dissolved following the Reorganizations. In approving the Reorganizations, the Board considered various factors, including that each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that each Acquiring Fund’s overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements. The Reorganizations were accomplished by a tax-free exchange of shares on March 10, 2023. For financial reporting purposes, assets received and shares issued by Acquiring Fund I and Acquiring Fund II were recorded at fair value; however, the cost basis of the investments received from Acquired Fund I and Acquired Fund II was carried forward to align ongoing reporting of Acquiring Fund I and Acquiring Fund II’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

5. Reorganization (continued)

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund I	Fund I Shares	to Acquiring	Fund I	Conversion
	Net Assets	Outstanding	Fund I	Net Assets	Ratio
	Delaware Equity Income Fund		Delaware Growth and Income Fund
Class A	$248,356,990	39,433,257	19,192,196	$912,825,415	0.4867
Institutional Class	6,292,640	989,897	485,464	8,521,827	0.4904
Class R6	39,466	6,280	3,018	30,050	0.4806
			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds II	Fund II Shares	to Acquiring	Fund II	Conversion
	Net Assets	Outstanding	Fund II	Net Assets	Ratio
	Delaware Mid Cap Value Fund		Delaware Opportunity Fund
Class A	$14,608,817	2,064,343	508,806	$520,544,373	0.2465
Class C	3,162,250	491,477	104,619	9,431	0.2129
Class R	194,570	27,474	6,436	9,432	0.2343
Institutional Class	37,475,287	5,301,037	1,239,450	3,659,006	0.2338

The net assets of Acquired Fund I and Acquired Fund II before the Reorganizations were as follows:

Net Assets
Acquired Fund I	$254,689,096
Acquired Fund II	55,440,924

The net assets of Acquiring Fund I and Acquiring Fund II immediately following the Reorganizations were as follows:

Net Assets
Acquiring Fund I	$1,176,066,388
Acquiring Fund II	585,570,406

Assuming the Reorganizations had been completed on October 1, 2022, Acquiring Fund I and Acquiring Fund II’s pro forma results of operations for the six months ended March 31, 2023, would have been as follows:

	Acquiring Fund I	Acquiring Fund II
Net investment income	$15,905,953	$2,486,184
Net realized gain on investments	22,051,957	(1,498,250)
Net change in unrealized appreciation (depreciation)	108,745,663	52,679,868
Net increase (decrease) in net assets resulting from operations	$146,703,573	$53,667,802

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Acquired Fund I and Acquired Fund II that have been included in Acquiring Fund I and Acquiring Fund II’s Statements of Operations since the Reorganizations were consummated on March 10, 2023.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of March 31, 2023, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. Open foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended March 31, 2023 Delaware Global Equity Fund used foreign currency exchange contracts in order to fix the US dollar value of a security between the trade date and settlement date. Delaware Hedged U.S. Equity Opportunities Bond Fund and Delaware Total Return Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies. Delaware Total Return Fund also used foreign currency contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Hedged U.S. Equity Opportunities Fund and Delaware Total Return Fund posted $595,562 and $19,844, respectively as cash collateral as margin for open futures contracts, which is presented as Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

7. Derivatives (continued)

During the six months ended March 31, 2023, Delaware Hedged U.S. Equity Opportunities Bond Fund and Delaware Total Return Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Delaware Total Return Fund also invested in futures contracts as a cash management tool.

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. A Fund may buy or write options contracts for any number of reasons, including without limitation: to manage a Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting a Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. A Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, a Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. At March 31, 2023, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund posted $100,797,615 and $45,816,664, respectively, in securities as collateral for open options contracts, which is included on the “Schedules of investments.”

During the six months ended March 31, 2023, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income Fund used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions. In addition, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund used options contracts to receive premiums for writing options and to protect the value of portfolio securities.

Fair values of derivative instruments as of March 31, 2023 were as follows:

Delaware
Hedged
U.S. Equity
Opportunities
Fund
Asset
Derivatives Fair
Value
Statements of Assets and	Equity
Liabilities Location	Contracts
Options purchased*	$190,165
	Delaware Hedged U.S. Equity Opportunities Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Total
Options written, at value	—	(51,930)	(51,930)
Unrealized depreciation on foreign currency exchange contracts	$(44,575)	$—	$(44,575)
Variation margin due to broker on futures contracts**	—	(275,821)	(275,821)
Total	$(44,575)	$(327,751)	$(372,326)

	Delaware Total Return Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$11,542	$—	$11,542
Variation margin due from broker on futures contracts**	—	49,508	49,508
Total	$11,542	$49,508	$61,050
Delaware Total
Return Fund
Liability
Derivatives Fair
Value
Interest
Statements of Assets and	Rate
Liabilities Location	Contracts
Variation margin due to broker on futures contracts**	$(30,854)
*	Included with Investments, at value.
**	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on Delaware Hedged U.S. Equity Opportunities Fund’s “Statements of operations” for the six months ended March 31, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Total
Currency contracts	$24,825	$—	$—	$—	$24,825
Equity contracts	—	195,438	(1,117,443)	320,491	(601,514)
Total	$24,825	$195,438	$(1,117,443)	$320,491	$(576,689)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written
Currency contracts	$(96,107)	$—	$—	$—
Equity contracts	—	(1,195,268)	(558,602)	153,251
Total	$(96,107)	$(1,195,268)	$(558,602)	$153,251

The effect of derivative instruments on Delaware Total Return Fund’s “Statements of operations” for the six months ended March 31, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange	Futures
	Contracts	Contracts	Total
Currency contracts	$(84,879)	$—	$(84,879)
Interest rate contracts	—	42,585	42,585
Total	$(84,879)	$42,585	$(42,294)

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

7. Derivatives (continued)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(6,899)	$—	$(6,899)
Interest rate contracts	—	(17,298)	(17,298)
Total	$(6,899)	$(17,298)	$(24,197)

During the six months ended March 31, 2023, Delaware Global Equity Fund experienced net realized and unrealized gains or losses attributable to foreign currency exchange contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

During the six months ended March 31, 2023, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The tables below summarizes the average daily balance of derivative holdings by certain Funds during the six months ended March 31, 2023:

	Long Derivative Volume
	Delaware Global Equity Fund	Delaware Hedged U.S. Equity Opportunities Fund	Delaware Total Return Fund
Foreign currency exchange contracts (average notional value)	$125,502	$123,476	$260,147
Futures contracts (average notional value)	—	—	1,527,463
Options contracts (average notional value)*	—	372,390	—
	Short Derivative Volume
		Delaware	Delaware
	Delaware	Covered Call Strategy	Hedged U.S. Equity
	Global Equity Fund	Fund	Opportunities Fund
Foreign currency exchange contracts (average notional value)	$101,733	$—	$1,618,292
Futures contracts (average notional value)	—	—	9,077,721
Options contracts (average notional value)*	—	3,070,632	101,620
	Short Derivative Volume
	Delaware	Delaware
	Premium Income Fund	Total Return Fund
Foreign currency exchange contracts (average notional value)	$—	$970,390
Futures contracts (average notional value)	—	918,650
Options contracts (average notional value)*	9,884,998	—
*	Long represents purchased options and short represents written options.

8. Offsetting

Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2023, certain Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Hedged U.S. Equity Opportunities Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
GS	$—	$(23,077)	$(23,077)
TD	$—	(21,498)	(21,498)
Total	$—	$(44,575)	$(44,575)
		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
GS	$(23,077)	$—	$—	$—	$—	$(23,077)
TD	(21,498)	$—	$—	$—	$—	(21,498)
Total	$(44,575)	$—	$—	$—	$—	$(44,575)

Delaware Total Return Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
JPMorgan Chase Bank	$11,542	$—	$11,542
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$11,542	$—	$—	$—	$—	$11,542
(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

9. Securities Lending (continued)

by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended March 31, 2023, the Funds had no securities out on loan.

10. Credit and Market Risk

The global outbreak of COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Delaware Total Return Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Delaware Total Return Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Delaware Total Return Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

10. Credit and Market Risk (continued)

paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Delaware Total Return Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2023. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

13. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

14. Subsequent Events

On November 10, 2022, the Board of Trustees of Delaware Total Return Fund approved the reorganization of Delaware Total Return Fund into and with Delaware Wealth Builder Fund, a series of Delaware Group® Equity Funds V. The reorganization took effect following the close of business on April 28, 2023.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Group® Equity Funds IV (Trust)

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2.   Code of Ethics

Not applicable.

Item 3.   Audit Committee Financial Expert

Not applicable.

Item 4.   Principal Accountant Fees and Services

Not applicable.

Item 5.   Audit Committee of Listed Registrants

Not applicable.

Item 6.   Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the

Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3)  Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 2, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 2, 2023